UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02968-99

Name of Registrant:	Vanguard Trustees’ Equity Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:  October 31

Date of reporting period: November 1, 2018—April 30, 2019

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2019 Vanguard International Value Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
International Value Fund	10/31/2018	4/30/2019	Period
Based on Actual Fund Return	$1,000.00	$1,073.50	$1.95
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.91	1.91

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.38%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

International Value Fund

Sector Diversification

As of April 30, 2019

Communication Services	11.5%
Consumer Discretionary	8.2
Consumer Staples	5.2
Energy	7.3
Financials	24.2
Health Care	11.6
Industrials	11.9
Information Technology	14.0
Materials	2.5
Real Estate	2.0
Utilities	1.6

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

International Value Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)
Common Stocks (93.9%)[1]
Australia (1.1%)
BHP Group Ltd.	2,296,766	60,778
QBE Insurance Group Ltd.	5,256,739	47,947
		108,725
Belgium (1.1%)
Anheuser-Busch InBev SA/NV	1,301,606	115,722

Brazil (0.9%)
BB Seguridade Participacoes SA	5,493,900	39,595
Cia de Saneamento Basico do Estado de Sao Paulo	2,638,900	31,631
Kroton Educacional SA	7,600,100	18,898
		90,124
Canada (2.6%)
Suncor Energy Inc.	2,525,800	83,295
Canadian Natural Resources Ltd.	2,054,300	61,673
Canadian National Railway Co. (Toronto Shares)	533,400	49,546
Rogers Communications Inc. Class B	696,300	35,057
National Bank of Canada	696,200	33,165
		262,736
China (5.3%)
Tencent Holdings Ltd.	2,950,000	145,399
Ping An Insurance Group Co. of China Ltd.	8,522,000	103,156
Lenovo Group Ltd.	109,958,000	101,895
China Mobile Ltd.	9,645,000	92,027
Shanghai Fosun Pharmaceutical Group Co. Ltd.	16,158,500	55,578
* 58.com Inc. ADR	563,715	40,469
		538,524

Denmark (1.0%)	451,852	58,425
Carlsberg A/S Class B	131,191	21,794
* Genmab A/S	416,969	17,514
Pandora A/S		97,733

Finland (1.9%)	1,609,324	73,688
Sampo Oyj Class A	14,016,858	73,653
Nokia Oyj	5,704,472	46,181
Nordea Bank Abp		193,522

France (10.3%)	2,539,749	221,592
^ Sanofi	744,299	108,490
Safran SA	5,914,343	92,433
Orange SA	1,597,032	88,781
TOTAL SA	927,359	78,270
Ingenico Group SA	1,408,013	74,953
BNP Paribas SA	2,169,200	62,963
^ Vivendi SA	594,563	60,049
^ Vinci SA	539,539	55,632
^ Atos SE	554,242	52,951
* Ubisoft Entertainment SA	3,718,995	51,070
Credit Agricole SA	383,361	49,573
Cie Generale des Etablissements Michelin SCA	1,343,988	29,240
ArcelorMittal	3,560,935	20,984
Natixis SA		1,046,981

Germany (4.7%)	1,031,473	132,966
SAP SE	9,209,473	83,009
* Commerzbank AG	7,248,202	77,931
E.ON SE	418,600	73,089
Volkswagen AG Preference Shares	849,241	56,504
Bayer AG	638,078	53,779
Fresenius Medical Care AG & Co. KGaA		477,278

4

International Value Fund

		Shares	Market Value• ($000)
	Hong Kong (3.0%)
	CK Hutchison Holdings Ltd.	12,808,692	134,669
	Swire Pacific Ltd. Class A	6,451,850	81,703
	Galaxy Entertainment Group Ltd.	10,278,000	76,974
	Li & Fung Ltd.	38,162,000	6,341
			299,687
	India (2.1%)
	ICICI Bank Ltd. ADR	14,166,498	162,207
*	State Bank of India	11,642,309	51,887
			214,094
	Indonesia (0.3%)
	Telekomunikasi Indonesia Persero Tbk PT ADR	1,278,568	34,202

	Ireland (0.5%)
*	Ryanair Holdings plc ADR	586,314	45,521

	Italy (1.3%)
	Eni SPA	5,571,248	94,941
	CNH Industrial NV	2,206,722	23,991
	UniCredit SPA	1,135,386	15,719
			134,651
	Japan (15.0%)
	Sumitomo Mitsui
	Financial Group Inc.	3,863,100	140,409
	Tokyo Electron Ltd.	693,100	110,018
	East Japan Railway Co.	941,200	88,700
	Panasonic Corp.	9,384,100	86,411
	Sumitomo Mitsui Trust Holdings Inc.	2,118,800	73,927
	Fujitsu Ltd.	950,929	69,812
	Makita Corp.	1,850,400	67,509
	Alps Alpine Co. Ltd.	3,144,000	66,492
	Nidec Corp.	462,400	66,049
	Sumitomo Electric Industries Ltd.	4,439,000	59,064
	Komatsu Ltd.	2,219,600	57,333
	Daiwa House Industry Co. Ltd.	1,954,000	54,770
	Ulvac Inc.	1,614,309	54,380
	Japan Tobacco Inc.	2,295,300	53,039
	Sumitomo Realty & Development Co. Ltd.	1,417,877	52,419
	Sony Corp.	977,200	49,220
	Nomura Holdings Inc.	12,169,400	46,076
	DeNA Co. Ltd.	2,726,500	42,579
	Kao Corp.	540,000	41,687
	Yahoo Japan Corp.	13,049,500	34,835
	Ryohin Keikaku Co. Ltd.	176,600	33,685
	Suzuki Motor Corp.	592,100	27,020
	ITOCHU Corp.	1,434,100	25,876
	Hitachi Ltd.	677,400	22,529
	Sumitomo Chemical Co. Ltd.	4,359,900	21,752
	Toyota Motor Corp.	345,709	21,403
	Teijin Ltd.	1,227,300	21,112
	Japan Post Holdings Co. Ltd.	1,774,000	19,868
	Daiwa Securities Group Inc.	3,414,000	15,892
			1,523,866
	Mexico (0.3%)
	Grupo Financiero Banorte SAB de CV	4,752,100	30,038

	Netherlands (2.9%)
	Wolters Kluwer NV	1,308,219	91,311
	ING Groep NV	6,379,198	81,399
	NXP Semiconductors NV	488,675	51,614
^,2	ABN AMRO Group NV	1,754,303	41,318
	Koninklijke DSM NV	276,200	31,589
			297,231
	Norway (1.1%)
^	Telenor ASA	3,000,584	60,317
	Equinor ASA	2,188,114	48,777
			109,094
	Other (0.4%)
3	Vanguard FTSE All-World ex-US ETF	718,406	37,055

	Russia (0.4%)
*	Yandex NV Class A	1,088,295	40,735

	Singapore (2.4%)
	DBS Group Holdings Ltd.	7,857,800	163,406
	Singapore Telecommunications Ltd.	35,267,900	82,275
			245,681
	South Africa (0.7%)
	Sanlam Ltd.	8,574,092	45,911
	Mr Price Group Ltd.	1,576,575	23,893
			69,804
	South Korea (3.0%)
	Samsung Electronics Co. Ltd.	3,959,444	155,674
	Samsung SDI Co. Ltd.	349,934	71,053

5

International Value Fund

		Shares	Market Value• ($000)
	Hana Financial Group Inc.	984,207	31,043
	E-MART Inc.	178,078	26,263
	Shinhan Financial Group Co. Ltd.	561,096	21,207
			305,240
Spain (2.7%)
	Telefonica SA	9,678,118	80,690
	Banco Bilbao Vizcaya Argentaria SA	11,274,401	68,558
^	Banco Santander SA	10,998,506	55,756
	Red Electrica Corp. SA	2,134,828	44,306
	Mapfre SA	7,131,176	21,424
			270,734
Sweden (0.9%)
^	Assa Abloy AB Class B	4,236,428	90,564

Switzerland (7.2%)
	Novartis AG	2,460,901	201,647
	Roche Holding AG	627,546	165,586
	Credit Suisse Group AG	6,226,274	82,803
	Adecco Group AG	1,288,237	74,013
	LafargeHolcim Ltd.	1,429,538	73,389
	Sonova Holding AG	205,150	41,437
	Lonza Group AG	96,400	29,771
*	Alcon Inc.	492,179	28,344
	Cie Financiere Richemont SA	373,291	27,288
			724,278
Taiwan (1.6%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,040,425	89,411
	Taiwan Semiconductor Manufacturing Co. Ltd.	6,217,404	52,202
	Silicon Motion Technology Corp. ADR	563,937	21,565
			163,178
Thailand (1.1%)
	Bangkok Bank PCL	13,166,800	83,773
	Kasikornbank PCL (Foreign)	4,685,800	28,054
			111,827
United Kingdom (14.7%)
	Royal Dutch Shell plc Class A	5,761,016	183,322
	Kingfisher plc	35,760,377	123,309
	AstraZeneca plc	1,635,922	121,876
	Prudential plc	5,157,284	117,181
	Vodafone Group plc	63,021,986	116,898
	Tesco plc	34,454,090	112,412
	BP plc	14,362,003	104,436
	Unilever plc	1,448,637	87,809
	Compass Group plc	3,768,885	85,757
	RELX plc	3,518,689	80,844
	Barclays plc	36,445,361	78,212
	HSBC Holdings plc	6,896,039	60,085
	WPP plc	4,000,681	49,920
	Ferguson plc	677,857	48,240
	Lloyds Banking Group plc	43,499,827	35,576
	Royal Dutch Shell plc Class A	827,596	26,368
	ITV plc	13,373,047	23,879
	Direct Line Insurance Group plc	5,012,239	21,568
	Babcock International Group plc	2,143,115	14,712
			1,492,404
United States (3.4%)
	Accenture plc Class A	656,590	119,939
	Aon plc	551,755	99,393
	Medtronic plc	1,105,785	98,205
	RenaissanceRe Holdings Ltd.	180,525	28,047
			345,584
Total Common Stocks (Cost $8,971,615)			9,516,813
Temporary Cash Investments (8.6%)[1]
Money Market Fund (8.5%)
4,5	Vanguard Market Liquidity Fund, 2.545%	8,622,753	862,361

		Face Amount ($000)
U.S. Government and Agency Obligations (0.1%)
6	United States Treasury Bill, 2.479%, 5/9/19	5,000	4,997
6	United States Treasury Bill, 2.411%, 5/23/19	6,000	5,992
6	United States Treasury Bill, 2.480%, 9/5/19	3,000	2,975
			13,964
Total Temporary Cash Investments
(Cost $876,282)			876,325
Total Investments (102.5%)
(Cost $9,847,897)			10,393,138

6

International Value Fund

Market Value• ($000)
Other Assets and Liabilities (-2.5%)
Other Assets[7]	141,054
Liabilities[5]	(394,510)
(253,456)
Net Assets (100%)
Applicable to 279,728,912 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,139,682
Net Asset Value Per Share	$36.25

Amount ($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value Unaffiliated Issuers	9,493,722
Affiliated Issuers	899,416
Total Investments in Securities	10,393,138
Investment in Vanguard	488
Receivables for Investment Securities Sold	4,556
Receivables for Accrued Income	56,225
Receivables for Capital Shares Issued	14,894
Variation Margin Receivable—Futures Contracts	443
Unrealized Appreciation—Forward Currency Contracts	1
Other Assets[7]	64,447
Total Assets	10,534,192
Liabilities
Payables for Investment Securities Purchased	12,451
Collateral for Securities on Loan	358,932
Payables to Investment Advisor	4,035
Payables for Capital Shares Redeemed	3,853
Payables to Vanguard	12,061
Variation Margin Payable—Futures Contracts	766
Unrealized Depreciation—Forward Currency Contracts	2,063
Other Liabilities	349
Total Liabilities	394,510
Net Assets	10,139,682

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	9,587,959
Total Distributable Earnings (Loss)	551,723
Net Assets	10,139,682

•       See Note A in Notes to Financial Statements.

*        Non-income-producing security.

^       Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $342,435,000.

1      The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 95.8% and 6.7%, respectively, of net assets.

2      Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the value of this security represented 0.4% of net assets.

3      Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4      Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5      Includes $358,932,000 of collateral received for securities on loan.

6      Securities with a value of $9,919,000 have been segregated as initial margin for open futures contracts.

7      Cash of $2,940,000 has been segregated as collateral for open forward currency contracts.

ADR—American Depositary Receipt.

7

International Value Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation	)
Long Futures Contracts
Dow Jones EURO STOXX 50 Index	June 2019	1,874	72,557	4,586
Topix Index	June 2019	357	51,758	581
FTSE 100 Index	June 2019	425	40,853	1,672
S&P ASX 200 Index	June 2019	289	32,108	629
				7,468

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement	Contract Amount (000)				Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Morgan Stanley
Capital Services LLC	6/26/19	EUR	50,354	USD	57,521	—	(759)
Toronto-Dominion Bank	6/18/19	JPY	4,378,320	USD	39,504	—	(38)
Morgan Stanley Capital Services LLC	6/26/19	GBP	24,467	USD	32,625	—	(621)
Toronto-Dominion Bank	6/25/19	AUD	44,660	USD	31,872	—	(346)
Citibank, N.A.	6/26/19	EUR	6,979	USD	7,967	—	(100)
Barclays Bank plc	6/18/19	JPY	475,200	USD	4,291	—	(7)
JPMorgan Chase Bank, N.A.	6/18/19	JPY	437,780	USD	3,962	—	(16)
Citibank, N.A.	6/18/19	JPY	400,375	USD	3,608	1	—
Toronto-Dominion Bank	6/26/19	EUR	3,150	USD	3,598	—	(48)
Bank of America, N.A.	6/26/19	GBP	2,460	USD	3,262	—	(44)
Citibank, N.A.	6/26/19	GBP	2,203	USD	2,943	—	(61)
Toronto-Dominion Bank	6/26/19	GBP	902	USD	1,203	—	(23)
						1	(2,063)

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

8

International Value Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	123,887
Dividends—Affiliated Issuers	449
Interest—Unaffiliated Issuers	164
Interest—Affiliated Issuers	5,600
Securities Lending—Net	792
Total Income	130,892
Expenses
Investment Advisory Fees—Note B
Basic Fee	7,904
Performance Adjustment	(284)
The Vanguard Group—Note C
Management and Administrative	9,512
Marketing and Distribution	542
Custodian Fees	228
Shareholders’ Reports	56
Trustees’ Fees and Expenses	5
Total Expenses	17,963
Net Investment Income	112,929
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	(62,014)
Investment Securities Sold—Affiliated Issuers	27
Futures Contracts	(2,789)
Forward Currency Contracts	(4,325)
Foreign Currencies	(637)
Realized Net Gain (Loss)	(69,738)
Change in Unrealized Appreciation (Depreciation)
Investment Securities Sold—Unaffiliated Issuers[2]	625,111
Investment Securities Sold—Affiliated Issuers	2,784
Futures Contracts	16,173
Forward Currency Contracts	3,359
Foreign Currencies	(188)
Change in Unrealized Appreciation (Depreciation)	647,239
Net Increase (Decrease) in Net Assets Resulting from Operations	690,430

1      Dividends are net of foreign withholding taxes of $13,268,000.

2      The change in unrealized appreciation (depreciation) is net of deferred foreign capital gain taxes of $349,000.

See accompanying Notes, which are an integral part of the Financial Statements.

9

International Value Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	112,929	248,079
Realized Net Gain (Loss)	(69,738)	301,312
Change in Unrealized Appreciation (Depreciation)	647,239	(1,265,501)
Net Increase (Decrease) in Net Assets Resulting from Operations	690,430	(716,110)
Distributions
Net Investment Income	(248,443)	(189,521)
Realized Capital Gain[1]	(279,298)	—
Total Distributions	(527,741)	(189,521)
Capital Share Transactions
Issued	771,301	1,541,114
Issued in Lieu of Cash Distributions	490,069	175,732
Redeemed	(808,666)	(1,251,235)
Net Increase (Decrease) from Capital Share Transactions	452,704	465,611
Total Increase (Decrease)	615,393	(440,020)
Net Assets
Beginning of Period	9,524,289	9,964,309
End of Period	10,139,682	9,524,289

1      Includes fiscal 2019 and 2018 short-term gain distributions totaling $31,092,000 and $0, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

10

International Value Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	April 30,			Year Ended October 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$35.86	$39.26	$32.30	$33.22	$36.87	$37.12
Investment Operations
Net Investment Income	.411[1]	.950[1]	.781[1]	.721	.669	.977[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.982	(3.607)	6.905	(.979)	(3.373)	(.530)
Total from Investment Operations	2.393	(2.657)	7.686	(.258)	(2.704)	.447
Distributions
Dividends from Net Investment Income	(.943)	(.743)	(.726)	(.662)	(.946)	(.697)
Distributions from Realized Capital Gains	(1.060)	—	—	—	—	—
Total Distributions	(2.003)	(.743)	(.726)	(.662)	(.946)	(.697)
Net Asset Value, End of Period	$36.25	$35.86	$39.26	$32.30	$33.22	$36.87
Total Return[3]	7.35%	-6.95%	24.33%	-0.67%	-7.43%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,140	$9,524	$9,964	$7,873	$7,932	$8,271
Ratio of Total Expenses to Average Net Assets[4]	0.38%	0.38%	0.40%	0.43%	0.46%	0.44%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.41%	2.21%	2.29%	1.95%	2.64%[2]
Portfolio Turnover Rate	33%	28%	34%	30%	36%	37%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1      Calculated based on average shares outstanding.

2      Net investment income per share and the ratio of net investment income to average net assets include $0.175 and 0.47%, respectively, resulting from income received from Vodafone Group plc in the form of cash and shares in Verizon Communications Inc. in February 2014.

3      Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4      Includes performance-based investment advisory fee increases (decreases) of (0.01%), (0.01%), 0.00%, 0.03%, 0.04%, and 0.03%.

See accompanying Notes, which are an integral part of the Financial Statements.

11

International Value Fund

Notes to Financial Statements

Vanguard International Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2.  Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3.  Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

12

International Value Fund

The fund enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund’s average investment in forward currency contracts represented 3% of net assets, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the

13

International Value Fund

opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Such tax reclaims received during the year, if any, are included in dividend income. No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.

14

International Value Fund

B. The investment advisory firms Lazard Asset Management LLC, Edinburgh Partners Limited, and ARGA Investment Management, LP, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Lazard Asset Management LLC and ARGA Investment Management, LP, is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US for the preceding five years. The basic fee of Edinburgh Partners Limited is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index ex US for the preceding three years.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2019, the aggregate investment advisory fee represented an effective annual basic rate of 0.17% of the fund’s average net assets, before a decrease of $284,000 (0.01%) based on performance.

C. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $488,000, representing 0.00% of the fund’s net assets and 0.20% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

15

International Value Fund

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks	1,251,260	8,265,553	—
Temporary Cash Investments	862,361	13,964	—
Futures Contracts—Assets[1]	443	—	—
Futures Contracts—Liabilities[1]	(766)	—	—
Forward Currency Contracts—Assets	—	1	—
Forward Currency Contracts—Liabilities	—	(2,063)	—
Total	2,113,298	8,277,455	—

1 Represents variation margin on the last day of the reporting period.

E. At April 30, 2019, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities Caption	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	443	—	443
Unrealized Appreciation—Forward Currency Contracts	—	1	1
Total Assets	443	1	444

Variation Margin Payable—Futures Contracts	(766)	—	(766)
Unrealized Depreciation—Forward Currency Contracts	—	(2,063)	(2,063)
Total Liabilities	(766)	(2,063)	(2,829)

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(2,789)	—	(2,789)
Forward Currency Contracts	—	(4,325)	(4,325)
Realized Net Gain (Loss) on Derivatives	(2,789)	(4,325)	(7,114)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	16,173	—	16,173
Forward Currency Contracts	—	3,359	3,359
Change in Unrealized Appreciation (Depreciation) on Derivatives	16,173	3,359	19,532

16

International Value Fund

F. As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	9,860,250
Gross Unrealized Appreciation	1,348,021
Gross Unrealized Depreciation	(809,727)
Net Unrealized Appreciation (Depreciation)	538,294

G. During the six months ended April 30, 2019, the fund purchased $1,542,785,000 of investment securities and sold $1,540,770,000 of investment securities, other than temporary cash investments.

H. Capital shares issued and redeemed were:

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	Shares (000)	Shares (000)
Issued	22,463	39,096
Issued in Lieu of Cash Distributions	15,158	4,439
Redeemed	(23,505)	(31,720)
Net Increase (Decrease) in Shares Outstanding	14,116	11,815

I. Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized						April 30,
	2018		from	Net		Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain		Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss	)	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)		($000)		($000)	($000)	($000)
Vanguard FTSE All-World ex-US ETF	34,290	—	—	—		2,765		449	—	37,055
Vanguard Market Liquidity Fund	568,331	NA1	NA1	27		19		5,600	—	862,361
Total	602,621			27		2,784		6,049	—	899,416

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard International Value Fund has renewed the fund’s investment advisory arrangements with ARGA Investment Management, LP (ARGA); Edinburgh Partners Limited (Edinburgh Partners); and Lazard Asset Management LLC (Lazard). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisory presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:

ARGA. ARGA is an independent investment management firm focused on global equities. ARGA invests in businesses that it believes are undervalued based on long-term earnings power and dividend-paying capability. ARGA’s investment philosophy is based on the belief that investors overreact to short-term developments, leading to opportunities to generate gains from investing in “good businesses at great prices.” Its deep value-oriented process is driven by bottom-up fundamental research by a team of sector analysts and uses a dividend discount model to select stocks that trade at a discount to intrinsic value. ARGA has managed a portion of the fund since 2012.

Edinburgh Partners. Founded in 2003, Edinburgh Partners is a wholly owned subsidiary of Franklin Templeton Investments specializing in global investment management. Edinburgh Partners employs a concentrated, low-turnover, value-oriented investment approach that results in a portfolio of companies with good long-term growth prospects and below-market price/earnings ratios. In-depth fundamental research on companies and industries is central to Edinburgh Partners’ investment process. The team conducts scenario analysis to determine the full range of potential outcomes and focuses on long-term, five-year earnings rather than shorter-term results. Edinburgh Partners has managed a portion of the fund since 2008.

18

Lazard. Lazard, a subsidiary of the investment bank Lazard Ltd., provides investment management services for clients around the world in a variety of investment mandates, including international equities, domestic equities, and fixed income securities. The investment team at Lazard employs a bottom-up stock selection process to identify stocks with sustainable financial productivity and attractive valuations. The investment process incorporates three types of investment research: financial screening, fundamental analysis, and accounting validation. An experienced team of global sector analysts performs deep fundamental analysis of individual companies and provides analytical support to the portfolio management team. Lazard has managed a portion of the fund since 2006.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below the peer-group average.

The board did not consider the profitability of ARGA, Edinburgh Partners, or Lazard in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedules for ARGA, Edinburgh Partners, and Lazard. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

19

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q462 062019

Semiannual Report | April 30, 2019 Vanguard Diversified Equity Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangement	12

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Diversified Equity Fund has no direct expenses, but bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing cost (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for the Diversified Equity Fund.

The accompanying table illustrates your fund’s costs in two ways:

•                  Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•                  Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

Diversified Equity Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,102.31	$1.82
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.06	1.76

The calculations are based on acquired fund fees and expenses charged by the underlying mutual funds in which the Diversified Equity Fund invests. The Diversified Equity Fund’s annualized expense figure for the period is 0.35%. The dollar amounts shown as “Expenses Paid” are equal to the annualized average weighted expense ratio for the underlying funds multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Diversified Equity Fund

Underlying Vanguard Funds

As of April 30, 2019

Vanguard U.S. Growth Fund Investor Shares	30.2%
Vanguard Growth and Income Fund Investor Shares	20.0
Vanguard WindsorTM II Fund Investor Shares	15.0
Vanguard Windsor Fund Investor Shares	14.9
Vanguard ExplorerTM Fund Investor Shares	10.0
Vanguard Mid-Cap Growth Fund	5.0
Vanguard Capital Value Fund	4.9

3

Diversified Equity Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard U.S. Growth Fund Investor Shares	13,390,040	547,117
Vanguard Growth and Income Fund Investor Shares	7,396,641	363,471
Vanguard Windsor II Fund Investor Shares	7,497,303	272,677
Vanguard Windsor Fund Investor Shares	12,723,093	270,111
Vanguard Explorer Fund Investor Shares	1,783,127	182,218
Vanguard Mid-Cap Growth Fund	3,227,463	91,144
Vanguard Capital Value Fund	6,831,194	89,898
Total Investment Companies (Cost $1,258,317)		1,816,636
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 2.545% (Cost $0)	1	—
Total Investments (100.0%) (Cost $1,258,317)		1,816,636
Other Assets and Liabilities (0.0%)
Other Assets		1,321
Liabilities		(1,080)
		241
Net Assets (100%)
Applicable to 48,994,261 outstanding $.001 par value shares of beneficial interest (unlimited authorization)		1,816,877
Net Asset Value Per Share		$37.08

		Amount
		($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value—Affiliated Funds		1,816,636
Receivables for Investment Securities Sold		562
Receivables for Capital Shares Issued		759
Total Assets		1,817,957
Liabilities
Payables for Capital Shares Redeemed		843
Other Liabilities		237
Total Liabilities		1,080
Net Assets		1,816,877

4

Diversified Equity Fund

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	1,129,626
Total Distributable Earnings (Loss)	687,251
Net Assets	1,816,877

•      See Note A in Notes to Financial Statements.

1     Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

5

Diversified Equity Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	14,513
Net Investment Income—Note B	14,513
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	149,529
Affiliated Funds Sold	(4,909)
Realized Net Gain (Loss)	144,620
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	8,926
Net Increase (Decrease) in Net Assets Resulting from Operations	168,059

See accompanying Notes, which are an integral part of the Financial Statements.

6

Diversified Equity Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	14,513	17,250
Realized Net Gain (Loss)	144,620	81,325
Change in Unrealized Appreciation (Depreciation)	8,926	(16,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	168,059	81,947
Distributions
Net Investment Income	(17,961)	(15,286)
Realized Capital Gain[1]	(78,084)	(69,091)
Total Distributions	(96,045)	(84,377)
Capital Share Transactions
Issued	100,186	467,373
Issued in Lieu of Cash Distributions	90,958	80,017
Redeemed	(155,018)	(275,188)
Net Increase (Decrease) from Capital Share Transactions	36,126	272,202
Total Increase (Decrease)	108,140	269,772
Net Assets
Beginning of Period	1,708,737	1,438,965
End of Period	1,816,877	1,708,737

1    Includes fiscal 2019 and 2018 short-term gain distributions totaling $19,795,000 and $13,729,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

7

Diversified Equity Fund

Financial Highlights

For a Share Outstanding	Six Months Ended April 30,	Year Ended October 31,
Throughout Each Period	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$35.88	$35.57	$30.76	$33.15	$33.18	$29.43
Investment Operations
Net Investment Income	.298 [1]	.395 [1]	.428 [1]	.397	.394	.322 [1]
Capital Gain Distributions Received	3.073 [1]	1.686 [1]	1.064 [1]	.860	2.606	.848 [1]
Net Realized and Unrealized Gain (Loss) on Investments	(.124)	.206	5.627	(.836)	(1.453)	3.243
Total from Investment Operations	3.247	2.287	7.119	.421	1.547	4.413
Distributions
Dividends from Net Investment Income	(.383)	(.358)	(.414)	(.362)	(.342)	(.283)
Distributions from Realized Capital Gains	(1.664)	(1.619)	(1.895)	(2.449)	(1.235)	(.380)
Total Distributions	(2.047)	(1.977)	(2.309)	(2.811)	(1.577)	(.663)
Net Asset Value, End of Period	$37.08	$35.88	$35.57	$30.76	$33.15	$33.18

Total Return[2]	10.23%	6.55%	24.47%	1.39%	4.71%	15.20%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,817	$1,709	$1,439	$1,276	$1,456	$1,513
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—	—
Acquired Fund Fees and Expenses	0.35%	0.36%	0.36%	0.36%	0.40%	0.41%
Ratio of Net Investment Income to Average Net Assets	1.39%	1.07%	1.31%	1.26%	1.16%	1.03%
Portfolio Turnover Rate	9%	8%	5%	9%	10%	5%

The expense ratio, acquired fund fees and expenses, net investment income ratio, and turnover rate for the current period have been annualized.

1   Calculated based on average shares outstanding.

2   Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

8

Diversified Equity Fund

Notes to Financial Statements

Vanguard Diversified Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in selected Vanguard actively managed U.S. stock funds. Financial statements and other information about each underlying fund are available on vanguard.com.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying

9

Diversified Equity Fund

Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the period ended April 30, 2019, were borne by the underlying Vanguard funds in which the fund invests. The fund’s trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

At April 30, 2019, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.

D. As of April 30, 2019, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	1,258,317
Gross Unrealized Appreciation	573,001
Gross Unrealized Depreciation	(14,682)
Net Unrealized Appreciation (Depreciation)	558,319

E. Capital shares issued and redeemed were:

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	Shares (000)	Shares (000)
Issued	2,905	12,393
Issued in Lieu of Cash Distributions	2,961	2,279
Redeemed	(4,497)	(7,499)
Net Increase (Decrease) in Shares Outstanding	1,369	7,173

10

Diversified Equity Fund

F. Transactions during the period in affiliated underlying Vanguard funds were as follows:

		Current Period Transactions
	Oct. 31, 2018 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold[1] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	April 30, 2019 Market Value ($000)
Vanguard Market Liquidity Fund	—	NA2	NA2	—	—	1	—	—
Vanguard Capital Value Fund	85,721	3,331	3,154	(158)	4,158	2,000	—	89,898
Vanguard Explorer Fund	169,410	19,417	9,010	(757)	3,158	475	14,750	182,218
Vanguard Growth and Income Fund	341,967	24,506	11,249	(311)	8,558	3,023	17,896	363,471
Vanguard Mid-Cap Growth Fund	84,689	11,167	6,828	(986)	3,102	300	9,554	91,144
Vanguard MorganTM Growth Fund[3]	256,583	52,580	16,020	(1,285)	(103,491)	1,850	46,694	—
Vanguard U.S. Growth Fund[3]	258,175	22,340	20,382	(1,252)	102,757	842	19,733	547,117
Vanguard Windsor Fund	256,091	27,263	7,741	(161)	(5,341)	2,866	22,316	270,111
Vanguard Windsor II Fund	256,309	26,301	5,959	1	(3,975)	3,156	18,586	272,677
Total	1,708,945	186,905	80,343	(4,909)	8,926	14,513	149,529	1,816,636

1 Does not include adjustments related to return of capital.

2 Not applicable—purchases and sales are for temporary cash investment purposes.

3 In April 2019, the Vanguard Morgan Growth Fund reorganized with and into Vanguard U.S. Growth Fund through a tax-free reorganization. As a result of the merger, the fund received shares of Vanguard U.S. Growth Fund valued at $267,850,000, which consisted of cost of $188,367,000, and unrealized appreciation of $79,483,000.

G. Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

11

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Diversified Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Equity Index Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Equity Index Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s acquired fund fees and expenses were well below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses well below the relevant peer-group average.

12

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the fund and its underlying funds ensures that the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

13

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q6082 062019

Semiannual Report | April 30, 2019 Vanguard Emerging Markets Select Stock Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1

Financial Statements	4

Trustees Approve Advisory Arrangements	18

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•     Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•     Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended April 30, 2019

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Emerging Markets Select Stock Fund	10/31/2018	4/30/2019	Period
Based on Actual Fund Return	$1,000.00	$1,158.31	$5.14
Based on Hypothetical 5% Yearly Return	1,000.00	1,020.03	4.81

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.96%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

2

Emerging Markets Select Stock Fund

Sector Diversification

As of April 30, 2019

Communication Services	10.2%
Consumer Discretionary	12.1
Consumer Staples	5.4
Energy	12.0
Financials	26.7
Health Care	1.3
Industrials	3.3
Information Technology	13.8
Materials	8.8
Real Estate	1.6
Utilities	4.8

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

3

Emerging Markets Select Stock Fund

Financial Statements (unaudited)

Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

			Market
			Value•
		Shares	($000)
Common Stocks (93.7%)[1]
Argentina (0.3%)
	YPF SA ADR	148,737	2,012
	Banco Macro SA ADR	12,604	512
			2,524
Brazil (7.2%)
	Petroleo Brasileiro SA ADR Preference Shares	452,064	6,238
	Itau Unibanco Holding SA ADR	607,636	5,256
*	BRF SA ADR	662,826	5,190
	Petroleo Brasileiro SA ADR	300,156	4,571
	Banco Bradesco SA ADR	407,383	3,691
	Vale SA Class B ADR	245,960	3,143
	Cia Energetica de Minas Gerais Preference Shares	723,000	2,718
	Light SA	493,614	2,668
	Itau Unibanco Holding SA Preference Shares	305,672	2,637
	Banco Bradesco SA Preference Shares	223,440	2,027
	Cia de Saneamento do Parana	74,039	1,480
	Telefonica Brasil SA ADR	118,251	1,407
	Ultrapar Participacoes SA	254,600	1,364
	Lojas Renner SA	107,712	1,288
	Petrobras Distribuidora SA	200,406	1,211
	B3 SA - Brasil Bolsa Balcao	134,700	1,183
	Suzano SA	92,209	958
	Localiza Rent a Car SA	102,777	949
	Cia de Saneamento Basico do Estado de Sao Paulo	75,000	899
	Braskem SA Preference Shares	72,300	881
	Magazine Luiza SA	16,970	828
	Kroton Educacional SA	298,900	743
	Gerdau SA Preference Shares	147,500	532
	Atacadao SA	73,163	396
	Petroleo Brasileiro SA	26,000	199
	Raia Drogasil SA	6,950	123
	Petroleo Brasileiro SA Preference Shares	7,900	55
			52,635
Canada (0.3%)
	Lundin Mining Corp.	210,700	1,131
*	Kinross Gold Corp.	163,957	521
*	Valeura Energy Inc.	264,800	500
			2,152
China (31.0%)
	Tencent Holdings Ltd.	741,353	36,540
	Ping An Insurance Group Co. of China Ltd.	1,649,887	19,971
*	Alibaba Group Holding Ltd. ADR	103,473	19,201
	China Construction Bank Corp.	14,755,312	13,008
	CNOOC Ltd.	5,725,270	10,399
	Industrial & Commercial Bank of China Ltd.	10,342,172	7,779
	China Merchants Bank Co. Ltd.	1,553,367	7,688
	China Resources Power Holdings Co. Ltd.	3,682,000	5,152
	Lenovo Group Ltd.	7,326,000	6,789
	China Oilfield Services Ltd.	4,577,630	4,902
	Dongfeng Motor Group Co. Ltd.	4,862,000	4,724
	CNOOC Ltd. ADR	24,672	4,482
	China International Travel Service Corp. Ltd. Class A	372,144	4,286
	Huadian Power International Corp. Ltd.	8,466,000	3,617
	China Agri-Industries Holdings Ltd.	10,623,000	3,424
*	Baidu Inc. ADR	20,139	3,348
	China Longyuan Power Group Corp. Ltd.	4,816,929	3,322

4

Emerging Markets Select Stock Fund

			Market
			Value•
		Shares	($000)
	Brilliance China Automotive Holdings Ltd.	2,959,351	3,260
	China Shenhua Energy Co. Ltd.	1,321,269	2,925
2	China Tower Corp. Ltd.	10,586,416	2,866
	China Mobile Ltd.	289,500	2,762
	Ping An Bank Co. Ltd. Class A	1,336,874	2,754
	Wuliangye Yibin Co. Ltd. Class A	177,225	2,692
	Grand Baoxin Auto Group Ltd.	6,768,000	2,372
	Shimao Property Holdings Ltd.	745,877	2,273
	Guangzhou R&F Properties Co. Ltd.	1,125,600	2,239
	Anhui Conch Cement Co. Ltd.	360,500	2,200
*	Weibo Corp. ADR	31,200	2,137
	Geely Automobile Holdings Ltd.	1,017,000	2,049
	Longfor Group Holdings Ltd.	551,613	2,040
	ZTE Corp.	609,400	1,943
*,2	WuXi AppTec Co. Ltd.	152,455	1,875
	China Dongxiang Group Co. Ltd.	12,254,000	1,814
	China Vanke Co. Ltd.	439,400	1,700
	China Pacific Insurance Group Co. Ltd.	355,500	1,459
	China Railway Group Ltd.	1,803,000	1,422
	Sunny Optical Technology Group Co. Ltd.	115,573	1,414
	ENN Energy Holdings Ltd.	141,755	1,340
	China Telecom Corp. Ltd.	2,483,936	1,287
	Shenzhou International Group Holdings Ltd.	91,000	1,223
	Jiangsu Hengrui Medicine Co. Ltd. Class A	120,880	1,181
*	Ctrip.com International Ltd. ADR	26,599	1,172
	China Overseas Land & Investment Ltd.	282,746	1,059
	Haier Electronics Group Co. Ltd.	352,000	1,006
	Midea Group Co. Ltd. Class A	128,099	997
	Hangzhou Tigermed Consulting Co. Ltd. Class A	97,116	958
*,^	Tencent Music Entertainment Group ADR	52,801	908
	Kingsoft Corp. Ltd.	338,000	866
	Suofeiya Home Collection Co. Ltd. Class A	257,400	851
*,2	Ganfeng Lithium Co. Ltd.	481,573	828
*	HUYA Inc. ADR	31,300	748
	Dah Chong Hong Holdings Ltd.	2,037,903	746
	Sinopec Shanghai Petrochemical Co. Ltd.	1,595,941	723
*	Meituan Dianping Class B	96,794	705
	China Gas Holdings Ltd.	210,747	680
*,§,2	Tianhe Chemicals Group Ltd.	4,142,000	618
	CIFI Holdings Group Co. Ltd.	857,869	570
*	BeiGene Ltd. ADR	3,991	496
*,2	A-Living Services Co. Ltd.	271,750	434
	Shandong Weigao Group Medical Polymer Co. Ltd.	390,800	384
	SSY Group Ltd.	357,000	338
	China Petroleum & Chemical Corp.	425,192	327
	Shanghai Fosun Pharmaceutical Group Co. Ltd.	91,295	314
*,2	Ascletis Pharma Inc.	359,904	307
	CSPC Pharmaceutical Group Ltd.	158,800	307
	Sinotrans Ltd.	675,000	277
	China National Accord Medicines Corp. Ltd. Class A	39,300	275
	SAIC Motor Corp. Ltd. Class A	59,100	240
*,2	Innovent Biologics Inc.	69,000	221
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	76,173	173
			225,387
Czech Republic (0.7%)
	CEZ AS	153,423	3,574
	Komercni banka as	37,711	1,430
			5,004
Greece (0.5%)
*	Alpha Bank AE	1,218,858	1,897
	Hellenic Telecommunications Organization SA	124,262	1,726
			3,623
Hong Kong (2.7%)
	AIA Group Ltd.	298,951	3,061
	Want Want China Holdings Ltd.	3,356,000	2,664

5

Emerging Markets Select Stock Fund

			Market
			Value•
		Shares	($000)
	Galaxy Entertainment Group Ltd.	328,000	2,457
	Stella International Holdings Ltd.	1,374,500	2,439
	Pacific Basin Shipping Ltd.	7,646,975	1,571
*	MMG Ltd.	3,314,500	1,435
	China Mengniu Dairy Co. Ltd.	375,458	1,387
	MGM China Holdings Ltd.	483,353	998
	Singamas Container Holdings Ltd.	4,604,309	816
	Minth Group Ltd.	232,000	733
	SITC International Holdings Co. Ltd.	682,967	727
	AMVIG Holdings Ltd.	1,777,578	431
	Texwinca Holdings Ltd.	1,043,000	415
	Microport Scientific Corp.	203,037	191
			19,325
Hungary (0.6%)
	OTP Bank Nyrt	104,649	4,654

India (9.8%)
	Reliance Industries Ltd.	605,996	12,140
	ICICI Bank Ltd. ADR	521,948	5,976
	ICICI Bank Ltd.	891,173	5,194
	Housing Development Finance Corp. Ltd.	173,173	4,968
	UltraTech Cement Ltd.	49,299	3,273
	Infosys Ltd. ADR	287,877	3,098
	Tata Consultancy Services Ltd.	88,949	2,891
	NTPC Ltd.	1,432,935	2,759
	Maruti Suzuki India Ltd.	26,701	2,559
*	Punjab National Bank	1,979,698	2,420
*	State Bank of India	483,728	2,156
	Mahindra & Mahindra Ltd.	207,232	1,923
	HDFC Bank Ltd. ADR	16,314	1,870
	Hindustan Petroleum Corp. Ltd.	424,458	1,785
	Bharat Petroleum Corp. Ltd.	269,801	1,478
	NHPC Ltd.	4,359,267	1,464
	Marico Ltd.	274,481	1,417
	Indiabulls Housing Finance Ltd.	139,753	1,398
	Power Grid Corp. of India Ltd.	417,345	1,119
	Godrej Consumer Products Ltd.	111,675	1,046
2	ICICI Prudential Life Insurance Co. Ltd.	188,197	1,000
	Asian Paints Ltd.	45,349	954
	PVR Ltd.	36,367	925
*	Westlife Development Ltd.	160,476	924
	Indraprastha Gas Ltd.	196,851	885
	Oberoi Realty Ltd.	93,323	681
	Bharti Infratel Ltd.	171,598	648
	Ashok Leyland Ltd.	503,628	630
	Bharat Electronics Ltd.	497,436	624
	Ambuja Cements Ltd.	191,393	607
	TAKE Solutions Ltd.	261,621	555
	UPL Ltd.	38,559	537
	Crompton Greaves Consumer Electricals Ltd.	142,474	487
	Glenmark Pharmaceuticals Ltd.	52,066	478
*	Godrej Properties Ltd.	21,395	255
			71,124
Indonesia (2.2%)
*	Bank Rakyat Indonesia Persero Tbk PT	20,081,900	6,174
*	Bank Mandiri Persero Tbk PT	6,193,863	3,375
	Semen Indonesia Persero Tbk PT	2,937,700	2,789
	Bank Central Asia Tbk PT	674,135	1,362
	Astra International Tbk PT	2,466,360	1,320
	Hanjaya Mandala Sampoerna Tbk PT	3,169,632	779
			15,799

Japan (0.2%)
	Nexon Co. Ltd.	87,524	1,246

Kazakhstan (0.2%)
*,2	NAC Kazatomprom JSC GDR	79,870	1,166
*	NAC Kazatomprom GDR	6,693	98
			1,264

Kenya (0.1%)
	Equity Group Holdings PLC	1,234,800	500

Luxembourg (0.2%)
	Tenaris SA ADR	52,333	1,452

Malaysia (0.3%)
	Genting Malaysia Bhd.	2,053,300	1,580
	Inari Amertron Bhd.	2,029,941	851
	CIMB Group Holdings Bhd.	81,400	104
			2,535

Mexico (1.8%)
	Grupo Financiero Banorte SAB de CV	612,714	3,873
*	Cemex SAB de CV ADR	641,641	2,952
	Wal-Mart de Mexico SAB de CV	532,700	1,565

6

Emerging Markets Select Stock Fund

			Market
			Value•
		Shares	($000)
	America Movil SAB de CV	1,930,000	1,437
	Mexichem SAB de CV	400,888	931
	Alfa SAB de CV Class A	918,500	928
	Alpek SAB de CV	635,654	782
	Grupo Mexico SAB de CV Class B	160,056	469
			12,937

	Pakistan (0.1%)
	United Bank Ltd.	1,026,305	1,075

	Peru (0.2%)
	Credicorp Ltd.	5,685	1,347

	Philippines (0.1%)
	Universal Robina Corp.	333,298	974

	Poland (0.2%)
*	KGHM Polska Miedz SA	51,720	1,396

	Portugal (0.3%)
	Galp Energia SGPS SA	154,719	2,594

	Russia (5.8%)
	Lukoil PJSC ADR	160,237	13,605
	Sberbank of Russia PJSC ADR	772,738	11,076
	MMC Norilsk Nickel PJSC ADR	418,100	9,296
	Rosneft Oil Co. PJSC GDR	666,000	4,438
	Sberbank of Russia PJSC	438,649	1,537
	Magnit PJSC GDR	80,807	1,155
	Inter RAO UES PJSC	12,601,519	765
	Public Joint Stock Gazprom Neft ADR	7,025	199
			42,071

	Singapore (0.6%)
	Wilmar International Ltd.	1,680,200	4,493
*	Ezion Holdings Ltd. Warrants Exp. 04/16/2023	2,242,476	—
			4,493

	South Africa (4.6%)
	Naspers Ltd.	24,544	6,314
	Sasol Ltd.	159,330	5,286
	MTN Group Ltd.	532,658	3,859
	Reunert Ltd.	607,574	3,294
	FirstRand Ltd.	646,311	3,076
	AngloGold Ashanti Ltd. ADR	184,557	2,178
	Shoprite Holdings Ltd.	175,860	2,123
	Foschini Group Ltd.	161,856	2,097
	Old Mutual Ltd.	1,084,935	1,744
	Nedbank Group Ltd.	59,256	1,105
*	PPC Ltd.	2,272,390	792
	Truworths International Ltd.	135,533	719
*	Nampak Ltd.	809,893	594
			33,181

	South Korea (6.5%)
	Samsung Electronics Co. Ltd.	242,391	9,530
	POSCO	18,952	4,148
	DB Insurance Co. Ltd.	62,364	3,654
*	Hyundai Heavy Industries Co. Ltd.	31,970	3,414
	Hana Financial Group Inc.	96,886	3,056
	Hyundai Motor Co.	25,192	2,990
	LG Chem Ltd.	9,333	2,895
	Shinhan Financial Group Co. Ltd.	66,550	2,515
	SK Hynix Inc.	31,599	2,138
	Amorepacific Corp.	11,424	2,034
	Samsung Electronics Co. Ltd. Preference Shares	62,099	1,981
	KB Financial Group Inc.	46,380	1,831
*	Samsung Heavy Industries Co. Ltd.	234,714	1,656
	Samsung Fire & Marine Insurance Co. Ltd.	3,646	949
	Doosan Bobcat Inc.	31,650	868
	Hyundai Marine & Fire Insurance Co. Ltd.	25,204	825
	NCSoft Corp.	1,754	790
*,2	Netmarble Corp.	6,810	744
	Orion Corp.	8,849	734
	NAVER Corp.	6,234	639
*	Hugel Inc.	620	221
			47,612

	Taiwan (7.9%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,852,352	15,553
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	168,424	7,380
	Hon Hai Precision Industry Co. Ltd.	1,957,685	5,512
	MediaTek Inc.	560,500	5,372
	Compal Electronics Inc.	5,909,000	3,820
	Lite-On Technology Corp.	2,430,000	3,429
	Catcher Technology Co. Ltd.	430,000	3,409
	Realtek Semiconductor Corp.	490,000	3,322
	Largan Precision Co. Ltd.	7,727	1,160
	E.Sun Financial Holding Co. Ltd.	1,406,992	1,155
	Far Eastern New Century Corp.	918,653	1,003

7

Emerging Markets Select Stock Fund

			Market
			Value•
		Shares	($000)
	Chroma ATE Inc.	194,997	934
	Novatek Microelectronics Corp.	137,013	896
	Vanguard International Semiconductor Corp.	389,831	866
	Eclat Textile Co. Ltd.	46,000	658
	Delta Electronics Inc.	115,000	607
	LandMark Optoelectronics Corp.	63,464	569
	Kingpak Technology Inc.	97,000	549
	Walsin Technology Corp.	78,987	488
	Globalwafers Co. Ltd.	43,612	478
	Sino-American Silicon Products Inc.	128,416	279
	Airtac International Group	12,738	171
			57,610

Thailand (2.4%)
	Siam Commercial Bank PCL	1,588,600	6,522
	Charoen Pokphand Foods PCL (Foreign)	3,610,700	3,083
	Bangkok Bank PCL	415,900	2,646
	Kasikornbank PCL	386,800	2,316
	Thai Oil PCL (Foreign)	838,900	1,820
*	Precious Shipping PCL	2,411,977	628
	PTT PCL (Foreign)	123,400	189
			17,204

Turkey (0.9%)
*	Akbank T.A.S.	3,543,205	3,643
*	Turkiye Garanti Bankasi AS	1,095,386	1,504
	Ford Otomotiv Sanayi AS	92,402	817
	KOC Holding AS	113,149	307
			6,271
United Arab Emirates (0.5%)
	Union National Bank PJSC	1,659,553	2,640
	Abu Dhabi Commercial Bank PJSC	368,817	992
			3,632

United Kingdom (2.3%)
	Standard Chartered plc	525,613	4,806
	Antofagasta plc	203,494	2,419
*	Premier Oil plc	1,745,488	2,264
	KAZ Minerals plc	202,745	1,719
	Anglo American plc	50,035	1,298
	Coca-Cola HBC AG	33,786	1,210
	Commercial International Bank Egypt SAE GDR	163,050	715
*	Bank of Cyprus Holdings plc	430,987	679
	Ferrexpo plc	189,169	512
*,2	Network International Holdings plc	40,455	275
*	Petra Diamonds Ltd.	774,771	205
	Hikma Pharmaceuticals plc	8,856	204
	NMC Health plc	5,378	199
			16,505

United States (3.2%)
3	Vanguard FTSE Emerging
	Markets ETF	108,836	4,725
*	Flex Ltd.	321,783	3,552
*	Azul SA ADR	96,003	2,492
*	Yandex NV Class A	63,280	2,369
	Yum China Holdings Inc.	42,272	2,010
	Cognizant Technology Solutions Corp. Class A	26,803	1,955
	Genpact Ltd.	51,966	1,886
	Millicom International Cellular SA	31,983	1,871
*	MercadoLibre Inc.	3,794	1,837
	Southern Copper Corp.	11,928	458
*	Sea Ltd. ADR	13,965	348
			23,503
Total Common Stocks
(Cost $609,937)			681,629
Temporary Cash Investments (6.3%)[1]
Money Market Fund (6.0%)
4,5	Vanguard Market Liquidity Fund, 2.545%	438,132	43,817

		Face
		Amount
		($000)

U.S. Government and Agency Obligations (0.3%)
6	United States Treasury Bill, 2.479%, 5/9/19	1,500	1,499
6	United States Treasury Bill, 2.412%, 6/20/19	200	200
			1,699
Total Temporary Cash Investments
(Cost $45,512)			45,516
Total Investments (100.0%)
(Cost $655,449)			727,145
Other Assets and Liabilities (0.0%)
Other Assets			9,334
Liabilities[5]			(9,252)
			82
Net Assets (100%)
Applicable to 32,714,841 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			727,227
Net Asset Value Per Share			$22.23

8

Emerging Markets Select Stock Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value Unaffiliated Issuers	678,603
Affiliated Issuers	48,542
Total Investments in Securities	727,145
Investments in Vanguard	33
Receivables for Investment Securities Sold	2,198
Receivables for Accrued Income	1,430
Receivables for Capital Shares Issued	604
Variation Margin Receivable—Futures Contracts	19
Other Assets	5,050
Total Assets	736,479
Liabilities
Payables for Investment Securities Purchased	4,740
Collateral for Securities on Loan	952
Payables to Investment Advisor	1,004
Payables for Capital Shares Redeemed	1,935
Payables to Vanguard	372
Variation Margin Payable—Futures Contracts	63
Other Liabilities	186
Total Liabilities	9,252
Net Assets	727,227

At April 30, 2019, net assets consisted of:

Amount
($000)
Paid-in Capital	654,207
Total Distributable Earnings (Loss)	73,020
Net Assets	727,227

•    See Note A in Notes to Financial Statements.

*     Non-income-producing security.

^    Includes partial security positions on loan to broker-dealers.

The total value of securities on loan is $862,000.

§   Security value determined using significant unobservable inputs.

1   The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 97.9% and 2.1%, respectively, of net assets.

2   Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the aggregate value of these securities was $10,334,000, representing 1.4% of net assets.

3   Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.

4   Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

5   Includes $952,000 of collateral received for securities on loan.

6   Securities with a value of $1,699,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation	)
Long Futures Contracts
MSCI Emerging Market Index	June 2019	556	30,030	(335)

See accompanying Notes, which are an integral part of the Financial Statements.

9

Emerging Markets Select Stock Fund

Statement of Operations

Six Months Ended April 30, 2019
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	4,023
Dividends—Affiliated Issuers	44
Interest—Unaffiliated Issuers	26
Interest—Affiliated Issuers	438
Securities Lending—Net	38
Total Income	4,569
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,629
Performance Adjustment	249
The Vanguard Group—Note C
Management and Administrative	1,004
Marketing and Distribution	47
Custodian Fees	91
Shareholders’ Reports	6
Total Expenses	3,026
Expenses Paid Indirectly	(4)
Net Expenses	3,022
Net Investment Income	1,547
Realized Net Gain (Loss)
Investment Securities Sold—Unaffiliated Issuers	2,093
Investment Securities Sold—Affiliated Issuers	(165)
Futures Contracts	1,938
Foreign Currencies	(187)
Realized Net Gain (Loss)	3,679
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	85,116
Investment Securities—Affiliated Issuers	844
Futures Contracts	980
Foreign Currencies	(19)
Change in Unrealized Appreciation (Depreciation)	86,921
Net Increase (Decrease) in Net Assets Resulting from Operations	92,147

1 Dividends are net of foreign withholding taxes of $426,000.

2 The change in unrealized appreciation (depreciation) is net of deferred foreign capital gain taxes of $185,000.

See accompanying Notes, which are an integral part of the Financial Statements.

10

Emerging Markets Select Stock Fund

Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,547	12,688
Realized Net Gain (Loss)	3,679	13,827
Change in Unrealized Appreciation (Depreciation)	86,921	(105,255)
Net Increase (Decrease) in Net Assets Resulting from Operations	92,147	(78,740)
Distributions
Net Investment Income	(14,035)	(10,297)
Realized Capital Gain	—	—
Total Distributions	(14,035)	(10,297)
Capital Share Transactions
Issued	168,265	303,890
Issued in Lieu of Cash Distributions	12,484	9,303
Redeemed	(95,954)	(305,679)
Net Increase (Decrease) from Capital Share Transactions	84,795	7,514
Total Increase (Decrease)	162,907	(81,523)
Net Assets
Beginning of Period	564,320	645,843
End of Period	727,227	564,320

See accompanying Notes, which are an integral part of the Financial Statements.

11

Emerging Markets Select Stock Fund

Financial Highlights

	Six Months
	Ended
For a Share Outstanding Throughout Each Period	April 30,			Year Ended October 31,
	2019	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$19.68	$22.56	$18.27	$16.48	$20.13	$20.37
Investment Operations
Net Investment Income	.051[1]	.414[1]	.413[1]	.234	.290	.264
Net Realized and Unrealized Gain (Loss) on Investments	2.991	(2.943)	4.129	1.840	(3.685)	(.242)
Total from Investment Operations	3.042	(2.529)	4.542	2.074	(3.395)	.022
Distributions
Dividends from Net Investment Income	(.492)	(.351)	(.252)	(.284)	(.255)	(.262)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.492)	(.351)	(.252)	(.284)	(.255)	(.262)
Net Asset Value, End of Period	$22.23	$19.68	$22.56	$18.27	$16.48	$20.13

Total Return[2]	15.83%	-11.39%	25.28%	12.95%	-16.99%	0.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$727	$564	$646	$339	$259	$311
Ratio of Total Expenses to Average Net Assets[3]	0.96%	0.94%	0.92%	0.90%	0.93%	0.96%
Ratio of Net Investment Income to Average Net Assets	0.45%	1.85%	2.04%	1.57%	1.59%	1.53%
Portfolio Turnover Rate	53%	76%	44%	46%	49%	54%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1      Calculated based on average shares outstanding.

2      Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3      Includes performance-based investment advisory fee increases (decreases) of 0.08%, 0.05%, (0.01%), (0.03%), 0.00%, and 0.04%.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Emerging Markets Select Stock Fund

Notes to Financial Statements

Vanguard Emerging Markets Select Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Further, at April 30, 2019, the fund had a concentration of its investments in securities issued in China, and the performance of such investments may be impacted by the country’s social, political, and economic conditions.

A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin

13

Emerging Markets Select Stock Fund

requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Statement of Net Assets.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 4% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.

4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counter-party’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn

14

Emerging Markets Select Stock Fund

amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Foreign capital gains tax is accrued daily based upon net unrealized gains. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.  The investment advisory firms Pzena Investment Management, LLC, Wellington Management Company LLP, Oaktree Capital Management, L.P., and Baillie Gifford Overseas Ltd., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fees of Pzena Investment Management, LLC, Wellington Management Company LLP, and Oaktree Capital Management, L.P., are subject to quarterly adjustments based on performance relative to the FTSE Emerging Index for the preceding three years. In accordance with the advisory contract entered into with Baillie Gifford Overseas Ltd., beginning August 1, 2019, the investment advisory fee will be subject to quarterly adjustments based on performance relative to the FTSE Emerging Index since July 31, 2018.

Vanguard manages the cash reserves of the fund as described below.

For the six months ended April 30, 2019, the aggregate investment advisory fee represented an effective annual basic rate of 0.52% of the fund’s average net assets, before an increase of $249,000 (0.08%) based on performance.

C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities. All other costs of operations payable to Vanguard are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $33,000, representing 0.00% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

15

Emerging Markets Select Stock Fund

D.  The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended April 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $4,000 (an annual rate of 0.00% of the fund’s average net assets).

E.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

Investments	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)
Common Stocks—North and South America	93,227	1,871	—
Common Stocks—Other	54,446	531,467	618
Temporary Cash Investments	43,817	1,699	—
Futures Contracts—Assets[1]	19	—	—
Futures Contracts—Liabilities[1]	(63)	—	—
Total	191,446	535,037	618

1 Represents variation margin on the last day of the reporting period.

F.  As of April 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	655,634
Gross Unrealized Appreciation	110,580
Gross Unrealized Depreciation	(39,404)
Net Unrealized Appreciation (Depreciation)	71,176

16

Emerging Markets Select Stock Fund

G.  During the six months ended April 30, 2019, the fund purchased $215,612,000 of investment securities and sold $158,184,000 of investment securities, other than temporary cash investments.

H.  Capital shares issued and redeemed were:

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	Shares (000)	Shares (000)
Issued	8,023	13,294
Redeemed	646	417
Issued in Lieu of Cash Distributions	(4,629)	(13,666)
Net Increase (Decrease) in Shares Outstanding	4,040	45

I.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:

		Current Period Transactions
	Oct. 31,		Proceeds	Realized					April 30,
	2018		from	Net	Change in			Capital Gain	2019
	Market	Purchases	Securities	Gain	Unrealized			Distributions	Market
	Value	at Cost	Sold	(Loss )	App. (Dep.	)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)		($000)	($000)	($000)
Vanguard Market Liquidity Fund	26,414	NA1	NA1	2	3		438	—	43,817
Vanguard FTSE Emerging Markets ETF	6,247	6,326	8,522	(167)	841		44	—	4,725
Total	32,661			(165)	844		482	—	48,542

1 Not applicable—purchases and sales are for temporary cash investment purposes.

J.  Management has determined that no events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

17

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard Emerging Markets Select Stock Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Limited (Baillie Gifford), Oaktree Capital Management, L.P. (Oaktree), Pzena Investment Management, LLC (Pzena), and Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and that advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management since its inception in 2011 and took into account the organizational depth and stability of each advisor. The board considered the following:

Baillie Gifford. Baillie Gifford—a unit of Baillie Gifford & Co., founded in 2008—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford’s emerging markets equity team focuses on companies it believes possess the most substantial growth prospects over the next five to ten years. Given the unique nature of emerging markets as a universe, the team opportunistically employs a top-down approach that may result in higher activity in cyclical areas relative to other strategies used by the advisor. Baillie Gifford has managed a portion of the fund since August 2018.

Oaktree. Founded in 1995, Oaktree is an investment advisory firm that focuses on certain specialized investment areas, including emerging markets. The portfolio managers each have over 20 years of investment experience and are supported by an analyst team focused only on emerging markets equity investing. The team’s fundamental research focuses on companies with strong cash flow generation and attractive returns on capital, seeking to purchase these companies at favorable valuations. The team emphasizes developing in-depth industry knowledge by traveling extensively to meet with company management. Oaktree has advised a portion of the fund since the fund’s inception in 2011.

18

Pzena. Founded in 1995, Pzena is an independent investment management firm that uses a classic value investment strategy in a range of domestic and international portfolios. The advisor employs in-depth fundamental research to identify companies that are temporarily underperforming their long-term earnings power. Companies are purchased when Pzena judges that: (1) the company’s problems are temporary; (2) management has a viable strategy to generate earnings recovery; and (3) there is meaningful downside protection in case the earnings recovery does not materialize. Pzena has advised a portion of the fund since the fund’s inception in 2011.

Wellington Management. Founded in 1928, Wellington Management is among the nation’s oldest and most respected institutional investment managers. The advisor employs a “research portfolio” approach by allocating sleeves to global industry analysts based on each analyst’s area of industry coverage. The global industry analysts make independent buy and sell decisions in their respective industries. Wellington Management has advised a portion of the fund since the fund’s inception in 2011.

The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the performance of each advisor’s subportfolio since the fund’s inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Baillie Gifford, Oaktree, Pzena, or Wellington Management in determining whether to approve the advisory fees because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the advisory fee schedules for Baillie Gifford, Oaktree, Pzena, and Wellington Management. The breakpoints reduce the effective rate of the fees as the fund assets managed by each advisor increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

19

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Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q7522 062019

Semiannual Report | April 30, 2019 Vanguard Alternative Strategies Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	24

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

•   Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

•   Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2019

Alternative Strategies Fund	Beginning Account Value 10/31/2018	Ending Account Value 4/30/2019	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,072.27	$3.75
Based on Hypothetical 5% Yearly Return	1,000.00	1,021.17	3.66

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period was 0.73%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Alternative Strategies Fund

Sector Diversification

As of April 30, 2019

	Long Portfolio	Short Portfolio
Communication Services	5.0%	3.6%
Consumer Discretionary	4.3	7.8
Consumer Staples	2.9	0.8
Energy	0.6	7.5
Financials	12.7	14.4
Health Care	15.5	11.3
Industrials	14.6	17.0
Information Technology	32.1	29.4
Materials	3.2	1.3
Real Estate	5.1	6.9
Utilities	4.0	0.0

The table reflects the fund’s equity exposure, based on its investments in stocks and stock index futures. Any holdings in short-term reserves are excluded. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Alternative Strategies Fund

Consolidated Financial Statements (unaudited)

Consolidated Statement of Net Assets

As of April 30, 2019

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports will be available on the SEC’s website at www.sec.gov.

		Shares	Market Value• ($000)
Common Stocks — Long Positions (67.4%)
Communication Services (3.3%)
	Tribune Media Co. Class A	118,000	5,451
1	Scout24 AG	70,000	3,610
	Walt Disney Co.	2,575	353
	Cable One Inc.	314	333
	AT&T Inc.	9,777	303
	Omnicom Group Inc.	3,776	302
	Verizon Communications Inc.	5,065	290
			10,642
Consumer Discretionary (2.9%)
	Navitas Ltd.	900,000	3,671
	Dollar General Corp.	2,629	331
	Starbucks Corp.	4,240	329
	Yum! Brands Inc.	3,148	329
	Hilton Worldwide Holdings Inc.	3,650	318
	Graham Holdings Co. Class B	427	317
†	Home Depot Inc.	1,527	311
†	McDonald’s Corp.	1,570	310
*	Bright Horizons Family Solutions Inc.	2,406	308
	Wendy’s Co.	16,534	308
	Choice Hotels International Inc.	3,645	303
*	AutoZone Inc.	293	301
*	O’Reilly Automotive Inc.	782	296
	Garmin Ltd.	3,452	296
	Genuine Parts Co.	2,748	282
	Marriott International Inc. Class A	2,022	276
	Columbia Sportswear Co.	2,757	276
	Service Corp. International	6,597	274
	Leggett & Platt Inc.	6,602	260
	Aramark	7,154	222
	Dunkin’ Brands Group Inc.	369	28
			9,346
Consumer Staples (2.0%)
	Hershey Co.	2,645	330
	Colgate-Palmolive Co.	4,518	329
	Coca-Cola Co.	6,611	324
†	Sysco Corp.	4,606	324
	Mondelez International Inc. Class A	6,321	322
	PepsiCo Inc.	2,498	320
	Seaboard Corp.	71	319
	Procter & Gamble Co.	2,956	315
	Costco Wholesale Corp.	1,281	315
	Keurig Dr Pepper Inc.	10,805	314
	McCormick & Co. Inc.	2,039	314
	Walmart Inc.	3,005	309
	Archer-Daniels-Midland Co.	6,867	306
†	Church & Dwight Co. Inc.	4,051	304
	Kimberly-Clark Corp.	2,346	301
	Constellation Brands Inc. Class A	1,350	286
	Clorox Co.	1,768	282
	Hormel Foods Corp.	6,592	263
	Lamb Weston Holdings Inc.	3,751	263
	Altria Group Inc.	3,758	204
	Tyson Foods Inc. Class A	2,085	156
			6,200
Energy (0.4%)
	Kinder Morgan Inc.	14,938	297
	Exxon Mobil Corp.	3,681	295
	ONEOK Inc.	4,204	286
	Chevron Corp.	2,352	282
	Occidental Petroleum Corp.	3,619	213
			1,373
Financials (8.6%)
	SunTrust Banks Inc.	96,117	6,294
	Navigators Group Inc.	50,000	3,497
	KAS Bank NV	175,000	2,448
*	Entegra Financial Corp.	80,000	2,360
	BinckBank NV	300,000	2,129
	TCF Financial Corp.	66,000	1,461
	WR Berkley Corp.	5,563	341

Alternative Strategies Fund

		Shares	Market Value• ($000)
†	Erie Indemnity Co. Class A	1,770	335
	American Express Co.	2,780	326
*	Alleghany Corp.	487	320
	Willis Towers Watson plc	1,730	319
	Brown & Brown Inc.	9,963	316
†	Aon plc	1,734	312
*	Berkshire Hathaway Inc. Class B	1,436	311
	MFA Financial Inc.	41,206	310
	Nasdaq Inc.	3,328	307
	Hartford Financial Services Group Inc.	5,859	307
	Marsh & McLennan Cos. Inc.	3,249	306
	Arthur J Gallagher & Co.	3,650	305
	Aflac Inc.	6,018	303
†	Starwood Property Trust Inc.	12,877	297
	White Mountains Insurance Group Ltd.	311	292
	AGNC Investment Corp.	16,414	292
	US Bancorp	5,385	287
	Torchmark Corp.	3,252	285
*	Genworth Financial Inc. Class A	75,000	284
	Chimera Investment Corp.	14,807	284
	Allstate Corp.	2,849	282
	Chubb Ltd.	1,923	279
*	Markel Corp.	258	277
	Annaly Capital Management Inc.	27,197	274
	Loews Corp.	5,281	271
	American Financial Group Inc.	2,413	250
	Travelers Cos. Inc.	1,723	248
	Fidelity Southern Corp.	8,293	241
†	American National Insurance Co.	2,020	229
	Two Harbors Investment Corp.	11,832	164
	TFS Financial Corp.	9,278	154
*	Arch Capital Group Ltd.	1,205	41
			27,338
Health Care (10.4%)
*	Celgene Corp.	64,200	6,077
*	Spark Therapeutics Inc.	56,000	5,975
*	Nightstar Therapeutics plc ADR	189,581	4,846
*	Pacific Biosciences of California Inc.	600,000	4,434
	Healthscope Ltd.	2,046,668	3,536
*	Cerner Corp.	5,356	356
	Quest Diagnostics Inc.	3,448	332
*	Mettler-Toledo International Inc.	431	321
	Thermo Fisher Scientific Inc.	1,151	319
	Danaher Corp.	2,385	316
	Zoetis Inc.	3,000	306
†	Zimmer Biomet Holdings Inc.	2,472	305
†	STERIS plc	2,300	301
	Johnson & Johnson	2,130	301
	Abbott Laboratories	3,763	299
	Chemed Corp.	907	296
†	Baxter International Inc.	3,883	296
	Hill-Rom Holdings Inc.	2,921	296
	Stryker Corp.	1,558	294
	Cooper Cos. Inc.	1,000	290
	Merck & Co. Inc.	3,655	288
	Pfizer Inc.	7,054	287
	Becton Dickinson and Co.	1,182	285
*	QIAGEN NV	7,293	284
	Universal Health Services Inc. Class B	2,219	282
	UnitedHealth Group Inc.	1,204	281
*	Boston Scientific Corp.	7,551	280
†	Medtronic plc	3,084	274
	PerkinElmer Inc.	2,853	273
	Amgen Inc.	1,519	272
	Eli Lilly & Co.	2,285	267
*	Laboratory Corp. of America Holdings	1,632	261
	Anthem Inc.	953	251
*	Henry Schein Inc.	2,210	142
			33,223
Industrials (9.9%)
	L3 Technologies Inc.	28,500	6,230
*	WABCO Holdings Inc.	45,000	5,960
	Global Brass & Copper Holdings Inc.	112,000	4,860
	LSC Communications Inc.	447,998	3,132
*	Advanced Disposal Services Inc.	60,000	1,940
	Ingersoll-Rand plc	2,803	344
†	Honeywell International Inc.	1,958	340
	United Technologies Corp.	2,335	333
	AMETEK Inc.	3,744	330
	Kansas City Southern	2,647	326
†	Roper Technologies Inc.	896	322
	Waste Management Inc.	3,001	322
	IDEX Corp.	2,050	321
	Allegion plc	3,226	320
*	HD Supply Holdings Inc.	6,969	318

Alternative Strategies Fund

		Shares	Market Value• ($000)
†,*	IHS Markit Ltd.	5,552	318
	Fortive Corp.	3,622	313
†	Expeditors International of Washington Inc.	3,924	312
	Verisk Analytics Inc. Class A	2,207	311
†	Toro Co.	4,222	309
	Lennox International Inc.	1,129	306
	Johnson Controls International plc	8,085	303
	AMERCO	811	303
†	Republic Services Inc. Class A	3,632	301
	Eaton Corp. plc	3,621	300
†	Rollins Inc.	7,348	284
	KAR Auction Services Inc.	5,008	283
	Illinois Tool Works Inc.	1,800	280
	Lockheed Martin Corp.	812	271
	3M Co.	1,412	268
†	CH Robinson Worldwide Inc.	3,212	260
	Raytheon Co.	1,362	242
	Snap-on Inc.	1,429	240
	General Dynamics Corp.	1,282	229
	Pentair plc	5,831	227
	JB Hunt Transport Services Inc.	2,013	190
	Watsco Inc.	755	120
	Valmont Industries Inc.	276	37
			31,405
Information Technology (21.6%)
*	Worldpay Inc. Class A	53,000	6,212
*	First Data Corp. Class A	236,000	6,103
	Versum Materials Inc.	116,000	6,053
*	Red Hat Inc.	33,000	6,024
*	Luxoft Holding Inc. Class A	103,000	6,017
*	Quantenna Communications Inc.	243,345	5,925
*	Ultimate Software Group Inc.	15,500	5,125
*	Attunity Ltd.	216,000	5,065
	Travelport Worldwide Ltd.	320,000	5,018
*	Finisar Corp.	170,000	4,099
*	Mellanox Technologies Ltd.	30,000	3,609
†	Microsoft Corp.	2,657	347
	Leidos Holdings Inc.	4,710	346
†	CDW Corp.	3,250	343
†	Jack Henry & Associates Inc.	2,260	337
	Total System Services Inc.	3,282	336
*	Synopsys Inc.	2,756	334
†	Mastercard Inc. Class A	1,288	327
†	Booz Allen Hamilton Holding Corp. Class A	5,422	321
†,*	Black Knight Inc.	5,685	321
	Motorola Solutions Inc.	2,205	320
†	Amphenol Corp. Class A	3,193	318
	Cisco Systems Inc.	5,641	316
	Paychex Inc.	3,736	315
	Western Union Co.	16,116	313
	Cognizant Technology Solutions Corp. Class A	4,288	313
	Automatic Data Processing Inc.	1,900	312
	Visa Inc. Class A	1,890	311
	Oracle Corp.	5,609	310
†	Genpact Ltd.	8,546	310
*	Fair Isaac Corp.	1,102	308
*	Arrow Electronics Inc.	3,647	308
†	Accenture plc Class A	1,665	304
†	Fidelity National Information Services Inc. (XNYS)	2,617	303
	CDK Global Inc.	4,994	301
†,*	Fiserv Inc. (XNGS)	3,420	298
*	Tyler Technologies Inc.	1,263	293
	Amdocs Ltd.	5,263	290
	Citrix Systems Inc.	2,858	289
†	Broadridge Financial Solutions Inc.	2,401	284
	International Business Machines Corp.	1,815	255
	FLIR Systems Inc.	4,743	251
			68,884
Materials (2.2%)
	RPC Group plc	95,446	984
	Air Products & Chemicals Inc.	1,648	339
	International Flavors & Fragrances Inc.	2,351	324
	Sonoco Products Co.	5,120	323
	Ball Corp.	5,381	323
	AptarGroup Inc.	2,846	317
	Sherwin-Williams Co.	690	314
†	RPM International Inc.	5,146	312
	Linde plc	1,717	309
	PPG Industries Inc.	2,633	309
†	Silgan Holdings Inc.	10,280	308
	Ecolab Inc.	1,660	306
†,*	Axalta Coating Systems Ltd.	11,029	298
*	Berry Global Group Inc.	5,046	297
	Ashland Global Holdings Inc.	3,631	292
	NewMarket Corp.	692	290

Alternative Strategies Fund

		Shares	Market Value• ($000)
	Sealed Air Corp.	6,195	289
	WR Grace & Co.	3,817	288
	Avery Dennison Corp.	2,548	282
	Newmont Goldcorp Corp.	7,735	240
	Eastman Chemical Co.	2,830	223
			6,967
Real Estate (3.4%)
	Tier REIT Inc.	156,326	4,430
†	American Homes 4 Rent Class A	13,690	328
	Invitation Homes Inc.	12,858	320
	Gaming and Leisure Properties Inc.	7,890	319
	Liberty Property Trust	6,326	314
	Duke Realty Corp.	10,057	313
	Sun Communities Inc.	2,508	309
	AvalonBay Communities Inc.	1,533	308
†	Equity Commonwealth	9,548	304
†	Equity LifeStyle Properties Inc.	2,593	303
†	Equity Residential	3,893	297
†	Douglas Emmett Inc.	7,208	297
	UDR Inc.	6,586	296
	Essex Property Trust Inc.	1,047	296
	WP Carey Inc.	3,718	295
	Columbia Property Trust Inc.	12,856	292
	Camden Property Trust	2,838	286
	Realty Income Corp.	4,036	282
	Mid-America Apartment Communities Inc.	2,528	276
	Apple Hospitality REIT Inc.	15,770	259
	Highwoods Properties Inc.	4,560	203
	Welltower Inc.	2,066	154
	Paramount Group Inc.	9,022	131
	Simon Property Group Inc.	657	114
	Kilroy Realty Corp.	1,130	87
	VEREIT Inc.	6,903	57
			10,870
Utilities (2.7%)
	Connecticut Water Service Inc.	44,536	3,054
	American Electric Power Co. Inc.	3,700	317
	Southern Co.	5,875	313
	Atmos Energy Corp.	3,051	312
	American Water Works Co. Inc.	2,879	311
	Dominion Energy Inc.	3,997	311
	Exelon Corp.	6,037	308
	CenterPoint Energy Inc.	9,914	307
	Consolidated Edison Inc.	3,551	306
	Hawaiian Electric Industries Inc.	7,318	304
	NextEra Energy Inc.	1,544	300
	Duke Energy Corp.	3,274	298
	CMS Energy Corp.	5,317	295
	OGE Energy Corp.	6,964	295
	Pinnacle West Capital Corp.	3,094	295
	UGI Corp.	5,253	286
	Alliant Energy Corp.	5,767	272
	Ameren Corp.	3,500	255
	DTE Energy Co.	1,962	247
	Avangrid Inc.	2,317	119
	Entergy Corp.	486	47
			8,552
Total Common Stocks — Long Positions (Cost $199,680)			214,800
Common Stocks Sold Short (-24.3%)
Communication Services (-0.9%)
*	Twitter Inc.	(9,193)	(367)
	Match Group Inc.	(5,499)	(332)
*	Netflix Inc.	(823)	(305)
*	Take-Two Interactive Software Inc.	(3,092)	(299)
*	Electronic Arts Inc.	(2,919)	(276)
*	TripAdvisor Inc.	(5,019)	(267)
*	United States Cellular Corp.	(5,160)	(248)
	Lions Gate Entertainment Corp. Class B	(16,461)	(224)
*	Zillow Group Inc.	(6,694)	(224)
	CenturyLink Inc.	(14,818)	(169)
*	Zillow Group Inc. Class A	(1,943)	(65)
			(2,776)
Consumer Discretionary (-1.9%)
*	Floor & Decor Holdings Inc. Class A	(7,358)	(353)
	Wynn Resorts Ltd.	(2,401)	(347)
*	Garrett Motion Inc.	(18,283)	(344)
	International Game Technology plc	(22,966)	(336)
	Adient plc	(14,119)	(326)
*	Under Armour Inc. Class A	(13,512)	(312)
*	Wayfair Inc.	(1,904)	(309)
*	Chipotle Mexican Grill Inc. Class A	(447)	(308)
*	Caesars Entertainment Corp.	(32,610)	(305)
*	frontdoor Inc.	(8,607)	(303)
	Dick’s Sporting Goods Inc.	(7,837)	(290)
*	Skechers U.S.A. Inc. Class A	(8,986)	(284)
*	Michaels Cos. Inc.	(25,070)	(282)

Alternative Strategies Fund

		Shares	Market Value• ($000)
	L Brands Inc.	(10,960)	(281)
*	Mattel Inc.	(22,896)	(279)
	Foot Locker Inc.	(4,583)	(262)
*	Tesla Inc.	(1,071)	(256)
	Newell Brands Inc.	(17,753)	(255)
*	GrubHub Inc.	(3,580)	(239)
	Thor Industries Inc.	(3,294)	(217)
	Macy’s Inc.	(8,154)	(192)
			(6,080)
Consumer Staples (-0.2%)
	Spectrum Brands Holdings Inc.	(5,360)	(330)
*	TreeHouse Foods Inc.	(4,728)	(317)
			(647)
Energy (-1.8%)
*	Centennial Resource Development Inc. Class A	(33,048)	(348)
	Kosmos Energy Ltd.	(49,301)	(330)
	Nabors Industries Ltd.	(89,442)	(313)
*	Whiting Petroleum Corp.	(11,296)	(309)
	Patterson-UTI Energy Inc.	(21,672)	(295)
*	Extraction Oil & Gas Inc.	(62,465)	(294)
*	QEP Resources Inc.	(38,628)	(291)
	Hess Corp.	(4,395)	(282)
*	Transocean Ltd.	(35,277)	(277)
*	Chesapeake Energy Corp.	(92,933)	(270)
	RPC Inc.	(26,206)	(270)
	SM Energy Co.	(16,824)	(268)
*	Apergy Corp.	(6,330)	(251)
	Marathon Oil Corp.	(14,102)	(240)
*	Weatherford International plc	(427,296)	(236)
	Noble Energy Inc.	(8,701)	(236)
	Range Resources Corp.	(25,373)	(229)
*	Antero Resources Corp.	(31,634)	(229)
*	WPX Energy Inc.	(16,068)	(223)
*	CNX Resources Corp.	(24,637)	(221)
	PBF Energy Inc. Class A	(6,249)	(210)
*	Parsley Energy Inc. Class A	(9,549)	(191)
			(5,813)
Financials (-3.5%)
	BB&T Corp.	(124,471)	(6,373)
	Chemical Financial Corp.	(33,534)	(1,473)
	Navient Corp.	(25,801)	(349)
*	SVB Financial Group	(1,340)	(337)
	OneMain Holdings Inc.	(9,490)	(322)
	LPL Financial Holdings Inc.	(4,180)	(310)
	Santander Consumer USA Holdings Inc.	(14,374)	(307)
	Mercury General Corp.	(5,689)	(306)
	Bank OZK	(9,022)	(294)
	Unum Group	(7,758)	(286)
	Virtu Financial Inc. Class A	(11,497)	(283)
*	Brighthouse Financial Inc.	(6,533)	(273)
	Ameris Bancorp	(6,628)	(242)
			(11,155)
Health Care (-2.8%)
	Bristol-Myers Squibb Co.	(64,200)	(2,981)
*	Align Technology Inc.	(1,119)	(363)
*	Exact Sciences Corp.	(3,437)	(339)
*	Veeva Systems Inc. Class A	(2,405)	(336)
*	Alexion Pharmaceuticals Inc.	(2,319)	(316)
*	Sage Therapeutics Inc.	(1,867)	(314)
*	DexCom Inc.	(2,520)	(305)
*	Alnylam Pharmaceuticals Inc.	(3,352)	(300)
*	Sarepta Therapeutics Inc.	(2,514)	(294)
*	Ionis Pharmaceuticals Inc.	(3,938)	(293)
*	Nektar Therapeutics Class A	(9,126)	(292)
*	ABIOMED Inc.	(1,051)	(292)
*	Bluebird Bio Inc.	(2,033)	(288)
*	Molina Healthcare Inc.	(2,170)	(281)
*	Penumbra Inc.	(2,017)	(271)
*	Incyte Corp.	(3,481)	(267)
*	Alkermes plc	(8,749)	(265)
*	Seattle Genetics Inc.	(3,881)	(263)
*	Agios Pharmaceuticals Inc.	(4,431)	(248)
*	Neurocrine Biosciences Inc.	(3,359)	(243)
*	Exelixis Inc.	(12,180)	(240)
			(8,791)
Industrials (-4.1%)
	Harris Corp.	(37,050)	(6,243)
	Quad/Graphics Inc.	(279,998)	(3,419)
*	United Rentals Inc.	(2,650)	(373)
*	Resideo Technologies Inc.	(15,466)	(351)
	Arconic Inc.	(15,629)	(336)
	Fluor Corp.	(7,829)	(311)
	General Electric Co.	(30,165)	(307)
	Arcosa Inc.	(9,765)	(304)
*	Gardner Denver Holdings Inc.	(8,861)	(299)
	American Airlines Group Inc.	(8,223)	(281)
	Nielsen Holdings plc	(9,969)	(255)
	GrafTech International Ltd.	(21,695)	(248)
	Terex Corp.	(6,382)	(213)
*	XPO Logistics Inc.	(3,102)	(211)
			(13,151)

Alternative Strategies Fund

		Shares	Market Value• ($000)
Information Technology (-7.1%)
*	Fiserv Inc.	(71,508)	(6,238)
	Fidelity National Information Services Inc.	(49,221)	(5,706)
*	II-VI Inc.	(37,706)	(1,502)
*	Okta Inc.	(3,446)	(359)
*	IPG Photonics Corp.	(2,009)	(351)
	Teradyne Inc.	(7,105)	(348)
	Lam Research Corp.	(1,669)	(346)
*	Nutanix Inc.	(7,905)	(341)
*	Pluralsight Inc. Class A	(9,499)	(337)
	Switch Inc.	(30,013)	(326)
*	RingCentral Inc. Class A	(2,802)	(326)
*	Pure Storage Inc. Class A	(14,206)	(325)
*	DocuSign Inc. Class A	(5,721)	(324)
*	Twilio Inc. Class A	(2,362)	(324)
*	Coherent Inc.	(2,179)	(323)
*	Advanced Micro Devices Inc.	(11,640)	(322)
*	Ceridian HCM Holding Inc.	(6,047)	(321)
*	CommScope Holding Co. Inc.	(12,960)	(321)
	NVIDIA Corp.	(1,772)	(321)
*	Splunk Inc.	(2,286)	(316)
	Universal Display Corp.	(1,977)	(316)
	Symantec Corp.	(13,005)	(315)
*	Arista Networks Inc.	(1,006)	(314)
*	Micron Technology Inc.	(7,458)	(314)
	MKS Instruments Inc.	(3,440)	(313)
*	Atlassian Corp. plc Class A	(2,762)	(304)
*	ON Semiconductor Corp.	(12,867)	(297)
*	Square Inc.	(3,884)	(283)
*	Conduent Inc.	(21,571)	(277)
	LogMeIn Inc.	(3,095)	(255)
*	2U Inc.	(4,206)	(254)
	Western Digital Corp.	(4,044)	(207)
*	Zendesk Inc.	(1,839)	(161)
	Cognex Corp.	(1,271)	(64)
			(22,751)
Materials (-0.3%)
	Freeport-McMoRan Inc.	(23,098)	(285)
	United States Steel Corp.	(15,394)	(240)
*	Alcoa Corp.	(8,369)	(223)
	Chemours Co.	(6,055)	(218)
			(966)
Real Estate (-1.7%)
	Cousins Properties Inc.	(465,852)	(4,458)
	Realogy Holdings Corp.	(26,566)	(346)
	Uniti Group Inc.	(28,064)	(308)
	Colony Capital Inc.	(46,056)	(237)
			(5,349)
Total Common Stocks Sold Short (Proceeds $78,786)			(77,479)
Temporary Cash Investments (24.2%)
Money Market Fund (13.4%)
2	Vanguard Market Liquidity Fund, 2.545%	426,122	42,616

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (10.8%)
3,4	United States Treasury Bill, 2.474%–2.479%, 5/9/19	3,100	3,098
3,4	United States Treasury Bill, 2.414%–2.492%, 5/23/19	12,500	12,482
4	United States Treasury Bill, 2.411%, 5/23/19	4,000	3,994
3,4	United States Treasury Bill, 2.419%, 6/13/19	4,500	4,487
4	United States Treasury Bill, 2.408%, 6/20/19	1,000	997
4	United States Treasury Bill, 2.390%–2.397%, 7/5/19	6,500	6,472
4	United States Treasury Bill, 2.473%, 7/18/19	3,000	2,985
			34,515
Total Temporary Cash Investments (Cost $77,129)			77,131
†,4 Other Assets and Liabilities — Net (32.7%)			104,198
Net Assets (100%)
Applicable to 14,745,080 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			318,650
Net Asset Value Per Share			$21.61

Alternative Strategies Fund

Amount
($000)
Consolidated Statement of Assets and Liabilities
Assets
Investments in Securities, Long Positions, at Value
Unaffiliated Issuers	249,315
Affiliated Issuers	42,616
Total Long Positions	291,931
Investment in Vanguard	18
†Cash Segregated for Short Positions	83,357
Receivables for Investment Securities Sold	332
Receivables for Accrued Income	197
Variation Margin Receivable—Futures Contracts	1,511
Unrealized Appreciation—Forward Currency Contracts	1,813
[4]Other Assets	24,833
Total Assets	403,992
Liabilities
Securities Sold Short, at Value	77,479
Payables for Investment Securities Purchased	5,908
Payables to Vanguard	118
Variation Margin Payable—Futures Contracts	891
Unrealized Depreciation—Forward Currency Contracts	921
Accrued Dividend Expense on Securites Sold Short	25
Total Liabilities	85,342
Net Assets	318,650

At April 30, 2019, net assets consisted of:

Amount ($000)
Paid-in Capital	287,094
Total Distributable Earnings (Loss)	31,556
Net Assets	318,650

• See Note A in Notes to Financial Statements.

† Long security positions with a value of $12,209,000 and cash of $83,357,000 are held in a segregated account at the fund’s custodian bank and pledged to a broker-dealer as collateral for the fund’s obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.

* Non-income-producing security.

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2019, the value of this security represented 1.1% of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Security is owned by the Vanguard ASF Portfolio, which is a wholly owned subsidiary of the Alternative Strategies Fund.

4 Securities with a value of $20,211,000 and cash of $77,000 have been segregated as initial margin for open futures contracts.

ADR—American Depositary Receipt.

REIT—Real Estate Investment Trust.

Alternative Strategies Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2019	784	166,998	551
5-Year U.S. Treasury Note	June 2019	342	39,549	309
10-Year U.S. Treasury Note	June 2019	208	25,724	273
Amsterdam Exchange Index	May 2019	143	18,213	411
MSCI Singapore Index	May 2019	649	18,049	134
FTSE 100 Index	June 2019	150	18,035	852
CAC 40 Index	May 2019	290	18,026	330
Hang Seng Index	May 2019	95	17,841	(29)
OMX Stockholm 30 Index	May 2019	1,011	17,749	452
RBOB Gasoline[1]	July 2019	86	7,465	277
LME Copper[1]	June 2019	45	7,217	(62)
Copper[1]	June 2019	99	7,187	(82)
LME Zinc[1]	June 2019	99	7,106	(126)
Cocoa[1]	July 2019	301	7,101	427
LME Tin[1]	June 2019	70	6,892	(348)
Live Cattle[1]	July 2019	149	6,809	(450)
Wheat[1]	June 2019	311	6,667	(615)
				2,304

Alternative Strategies Fund

Futures Contracts (continued)
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Short Futures Contracts
DAX 30 Index	June 2019	(52)	(17,994)	(1,113)
E-mini S&P 500 Index	June 2019	(122)	(17,986)	(879)
S&P/TSX 60 Index	June 2019	(121)	(17,871)	28
MSCI Taiwan Index	May 2019	(437)	(17,860)	51
KOSPI 200 Index	June 2019	(291)	(17,774)	(529)
SPI 200 Index	June 2019	(160)	(17,748)	(231)
Coffee[1]	July 2019	(208)	(7,266)	—
Corn[1]	July 2019	(389)	(7,051)	140
Cotton No. 2[1]	July 2019	(183)	(7,025)	126
Natural Gas[1]	June 2019	(271)	(6,978)	237
LME Aluminium[1]	June 2019	(156)	(6,965)	260
Sugar #11[1]	June 2019	(501)	(6,924)	296
Feeder Cattle[1]	May 2019	(96)	(6,797)	218
Soybean[1]	July 2019	(159)	(6,789)	435
				(961)
				1,343

1 Security is owned by the subsidiary.

Alternative Strategies Fund

Forward Currency Contracts
	Contract Settlement Date					Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
		Contract Amount (000)
Counterparty			Receive		Deliver
BNP Paribas	5/8/19	NOK	358,201	USD	41,816	—	(284)
BNP Paribas	5/8/19	AUD	58,556	USD	41,730	—	(442)
BNP Paribas	5/8/19	CAD	55,570	USD	41,634	—	(147)
Bank of America, N.A.	5/8/19	CAD	4,920	USD	3,644	30	—
Bank of America, N.A.	5/8/19	EUR	3,212	USD	3,610	—	(4)
Bank of America, N.A.	5/8/19	CHF	3,000	USD	2,986	—	(39)
BNP Paribas	5/8/19	GBP	1,915	USD	2,503	—	(5)
BNP Paribas	5/8/19	SEK	2,340	USD	247	—	—
BNP Paribas	5/8/19	USD	41,766	CHF	41,425	1,080	—
BNP Paribas	5/8/19	USD	41,742	EUR	37,044	163	—
BNP Paribas	5/8/19	USD	41,604	JPY	4,603,965	245	—
BNP Paribas	5/8/19	USD	11,279	EUR	10,009	45	—
BNP Paribas	5/8/19	USD	9,733	AUD	13,648	110	—
BNP Paribas	5/8/19	USD	3,665	CAD	4,892	12	—
BNP Paribas	5/8/19	USD	3,507	GBP	2,670	24	—
BNP Paribas	5/8/19	USD	3,025	CHF	3,000	78	—
Bank of America, N.A.	5/8/19	USD	1,305	AUD	1,829	14	—
Bank of America, N.A.	5/8/19	USD	557	EUR	492	5	—
BNP Paribas	5/8/19	USD	253	SEK	2,340	7	—
Bank of America, N.A.	5/8/19	USD	21	CAD	28	—	—
						1,813	(921)

AUD—Australian dollar.

CAD—Canadian dollar.

CHF—Swiss franc.

EUR—euro.

GBP—British pound.

JPY—Japanese yen.

NOK—Norwegian krone.

SEK—Swedish krona.

USD—U.S. dollar.

At April 30, 2019, the counterparty had desposited in segregated accounts securities with a value of $1,021,000 in connection with open forward currency contracts.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund

Consolidated Statement of Operations

Six Months Ended
April 30, 2019
($000)
Investment Income
Income
Dividends[1]	2,181
Interest[2]	866
Total Income	3,047
Expenses
Investment Advisory Fees—Note B	239
The Vanguard Group—Note C
Management and Administrative	251
Marketing and Distribution	17
Custodian Fees	56
Shareholders’ Reports	1
Trustees’ Fees and Expenses	5
Dividend Expense on Securities Sold Short	620
Total Expenses	1,189
Expenses Paid Indirectly	(30)
Net Expenses	1,159
Net Investment Income (Loss)	1,888
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	6,607
Investment Securities Sold Short	(1,259)
Futures Contracts	9,070
Forward Currency Contracts	(19)
Foreign Currencies	(122)
Realized Net Gain (Loss)	14,277
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	10,160
Investment Securities Sold Short	(5,511)
Futures Contracts	460
Forward Currency Contracts	567
Foreign Currencies	7
Change in Unrealized Appreciation (Depreciation)	5,683
Net Increase (Decrease) in Net Assets Resulting from Operations	21,848

1 Dividends are net of foreign withholding taxes of $57,000.

2 Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $552,000, $4,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund

Consolidated Statement of Changes in Net Assets

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,888	3,156
Realized Net Gain (Loss)	14,277	(3,766)
Change in Unrealized Appreciation (Depreciation)	5,683	1,841
Net Increase (Decrease) in Net Assets Resulting from Operations	21,848	1,231
Distributions
Net Investment Income	(3,935)	(1,498)
Realized Capital Gain	—	—
Total Distributions	(3,935)	(1,498)
Capital Share Transactions
Issued	13,696	67,391
Issued in Lieu of Cash Distributions	3,928	1,482
Redeemed	(36,796)	(40,944)
Net Increase (Decrease) from Capital Share Transactions	(19,172)	27,929
Total Increase (Decrease)	(1,259)	27,662
Net Assets
Beginning of Period	319,909	292,247
End of Period	318,650	319,909

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund

Consolidated Financial Highlights

	Six Months,				Aug. 11,
	Ended				2015[1] to
	April 30,	Year Ended October 31,			Oct. 31,
For a Share Outstanding Throughout Each Period	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.41	$20.46	$21.28	$20.23	$20.00
Investment Operations
Net Investment Income (Loss)	.126[2]	.197[2]	.153[2]	.106	.004
Net Realized and Unrealized Gain (Loss) on Investments	1.334	(.143)	(.139)	1.039	.226
Total from Investment Operations	1.460	.054	.014	1.145	.230
Distributions
Dividends from Net Investment Income	(.260)	(.104)	(.093)	(.095)	—
Distributions from Realized Capital Gains	—	—	(.741)	—	—
Total Distributions	(.260)	(.104)	(.834)	(.095)	—
Net Asset Value, End of Period	$21.61	$20.41	$20.46	$21.28	$20.23

Total Return[3]	7.23%	0.27%	0.11%	5.68%	1.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$319	$320	$292	$235	$159
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[4,5]	0.73%[6]	0.66%[6]	0.79%	0.71%	0.73%[7]
Net of Dividend and Borrowing Expense on Securities Sold Short	0.33%[6]	0.33%[6]	0.35%	0.36%	0.36%[7]
Ratio of Net Investment Income (Loss) to Average Net Assets	1.22%	0.93%	0.75%	0.50%	0.09%[7]
Portfolio Turnover Rate	142%	131%	125%	120%	25%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1    Inception.

2    Calculated based on average shares outstanding.

3    Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

4    Includes dividend expense on securities sold short of 0.40%, 0.33%, 0.44%, 0.35%, and 0.34%, respectively.

5    Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.00%, and 0.03%, respectively.

6    The ratio of total expenses to average net assets net of reduction from custody fee offset arrangement was 0.72% and 0.32% in 2019, and 0.65% and 0.32% in 2018, respectively.

7    Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Alternative Strategies Fund

Notes to Consolidated Financial Statements

Vanguard Alternative Strategies Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

The Consolidated Financial Statements include Vanguard ASF Portfolio (“the subsidiary”), which commenced operations on August 11, 2015. The subsidiary is wholly owned by the fund and is a unit trust established in the Cayman Islands under the Trusts Law (2011 Revision) of the Cayman Islands, which is organized to invest in certain commodity-linked investments on behalf of the fund, consistent with the fund’s investment objectives and policies. The commodity-linked investments and other investments held by the subsidiary are subject to the same risks that apply to similar investments if held directly by the fund. As of April 30, 2019, the fund held $ 30,581,000 in the subsidiary, representing 10% of the fund’s net assets. All inter-fund transactions and balances (including the fund’s investment in the subsidiary) have been eliminated, and the Consolidated Financial Statements include all investments and other accounts of the subsidiary as if held directly by the fund. A summary of the subsidiary’s financial information is presented below.

Subsidiary Financial Statement Information	Amount ($000)
Total Assets	31,047
Total Liabilities	(466)
Net Assets	30,581
Net Investment Income (Loss)	137
Realized Net Gain (Loss)	264
Change in Unrealized Appreciation (Depreciation)	1,409
Net Increase (Decrease) in Net Assets Resulting from Operations	1,810

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in

Alternative Strategies Fund

the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund gains exposure to commodities through the subsidiary’s investment in exchange-traded commodity futures contracts. The fund also uses interest rate futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The fund uses global equity index futures contracts to capture excess return opportunities. The primary risk associated with the use of futures contracts are imperfect correlation between changes in market values of the underlying securities or commodities and the prices of futures contracts, and the possibility of an illiquid market. In addition, commodity futures trading is volatile, and even a small movement in market prices could cause large losses. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Consolidated Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2019, the fund’s average investments in long and short futures contracts represented 111% and 37% of net assets, respectively.

4. Forward Currency Contracts: The fund enters into forward currency contracts to enhance returns and protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counter- parties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Consolidated Statement of Net Assets. The value of collateral received or pledged

Alternative Strategies Fund

is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Consolidated Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Consolidated Statement of Assets and Liabilities as an asset (liability) and in the Consolidated Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended April 30, 2019, the fund’s average investment in forward currency contracts represented 6% of net assets, based on the average of notional amounts at each quarter-end during the period.

5. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund may receive a portion of the income from the investment of collateral, or be charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The net amounts of income or fees are recorded as interest income (for net income received) or borrowing expense on securities sold short (for net fees charged) on the Consolidated Statement of Operations. Dividends on securities sold short are reported as an expense in the Consolidated Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Consolidated Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Consolidated Statement of Net Assets.

6. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The subsidiary is classified as a foreign corporation for U.S. tax purposes, and because it does not carry on a U.S. trade or business, is generally not subject to U.S. federal income tax. The subsidiary also complies with the Foreign Account Tax Compliance Act (“FATCA”) and thus will not be subject to 30% withholding under FATCA on any income from U.S. investments. In addition, the subsidiary is not subject to Cayman Islands income tax. The subsidiary will generally distribute any earnings and profits to the fund each year, and such income will be qualifying income to the fund. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2018), and for the period ended April 30, 2019, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

Alternative Strategies Fund

7. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

8. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Consolidated Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2019, or at any time during the period then ended.

9. Other: Dividend income (or dividend expenses on short positions) is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Consolidated Statement of Assets and Liabilities.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2019, the fund had contributed to Vanguard capital in the amount of $18,000, representing 0.01% of the fund’s net assets and 0.01% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the period ended April 30, 2019, custodian fee offset arrangements reduced the fund’s expenses by $30,000 (an annual rate of 0.01% of average net assets).

D. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Alternative Strategies Fund

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Consolidated Statement of Net Assets.

The following table summarizes the market value of the fund’s investments as of April 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—Long Positions	198,422	16,378	—
Common Stocks Sold Short	(77,479)	—	—
Temporary Cash Investments	42,616	34,515	—
Futures Contracts—Assets[1]	1,511	—	—
Futures Contracts—Liabilities[1]	(891)	—	—
Forward Currency Contracts—Assets	—	1,813	—
Forward Currency Contracts—Liabilities	—	(921)	—
Total	164,179	51,785	—

1 Represents variation margin on the last day of the reporting period.

E. At April 30, 2019, the fair values of derivatives were reflected in the Consolidated Statement of Assets and Liabilities as follows:

Consolidated Statement of Assets and Liabilities Caption	Equity Contracts ($000)	Commodity Contracts ($000)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Variation Margin Receivable—Futures Contracts	497	832	182	—	1,511
Unrealized Appreciation—Forward Currency Contracts	—	—	—	1,813	1,813
Total Assets	497	832	182	1,813	3,324

Variation Margin Payable—Futures Contracts	(451)	(440)	—	—	(891)
Unrealized Depreciation—Forward Currency Contracts	—	—	—	(921)	(921)
Total Liabilities	(451)	(440)	—	(921)	(1,812)

Alternative Strategies Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2019, were:

Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Commodity Contracts ($000)	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	7,315	264	1,491	—	9,070
Forward Currency Contracts	—	—	—	(19)	(19)
Realized Net Gain (Loss) on Derivatives	7,315	264	1,491	(19)	9,051
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(3,401)	1,409	2,452	—	460
Forward Currency Contracts	—	—	—	567	567
Change in Unrealized Appreciation (Depreciation) on Derivatives	(3,401)	1,409	2,452	567	1,027

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to arrangements that provide for offsetting assets and liabilities. Exchange-traded derivatives are listed separately.

	Assets	Liabilities			Amounts Not Offset in
	Reflected in	Reflected in			the Consolidated
	Consolidated	Consolidated			Statement of Assets		Net
	Statement of	Statement of	Net Amount		and Liabilities		Exposure[3]
	Assets and	Assets and	Receivable		Collateral	Collateral	(Not Less
	Liabilities[1]	Liabilities[1]	(Payable	)	Pledged[2]	Received[2]	Than $0)
	($000)	($000)	($000)		($000)	($000)	($000)
Forward Currency Contracts Subject to Offsetting Arrangements, by Counterparty
Bank of America, N.A.	49	(43)	6		—	—	6
BNP Paribas	1,764	(878)	886		—	1,021	—
Exchange—Traded Index Futures Contracts	497	(451)	46		12,530	—	—
Exchange—Traded Commodity Futures Contracts	832	(440)	392		6,762	—	—
Exchange—Traded Interest Rate Futures Contracts	182	—	182		996	—	—
Total	3,324	(1,812)	1,512		20,288	1,021	6

1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

2 Securities or other assets pledged as collateral are noted in the Consolidated Statement of Net Assets and the Consolidated Statement of Assets and Liabilities. Securities or other assets received as collateral are held in a segregated account and not included in the fund’s security holdings in the Consolidated Statement of Net Assets and the Consolidated Statement of Assets and Liabilities.

3 Net Exposure represents the net amount receivable from the counterparty in the event of default. Counterparties may not exchange collateral if amount is below a specified minimum transfer amount.

Alternative Strategies Fund

F. As of April 30, 2019, gross unrealized appreciation and depreciation for investments, derivatives, and securities sold short based on cost for U.S. federal income tax purposes were as follows:

Amount ($000)
Tax Cost	276,941
Gross Unrealized Appreciation	32,039
Gross Unrealized Depreciation	(13,507)
Net Unrealized Appreciation (Depreciation)	18,532

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2018, the fund had available capital losses totaling $2,919,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2019; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

G. During the six months ended April 30, 2019, the fund purchased $282,807,000 of investment securities and sold $190,937,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $72,134,000 and $35,346,000, respectively.

H. Capital shares issued and redeemed were:

	Six Months Ended April 30, 2019	Year Ended October 31, 2018
	Shares (000)	Shares (000)
Issued	658	3,346
Issued in Lieu of Cash Distributions	192	74
Redeemed	(1,775)	(2,032)
Net Increase (Decrease) in Shares Outstanding	(925)	1,388

At April 30, 2019 Vanguard Managed Payout Fund was the record or beneficial owner of 71% of the fund’s net assets.

I. Management has determined that no material events or transactions occurred subsequent to April 30, 2019, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Alternative Strategies Fund has renewed the fund’s advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2015 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2019 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor. Q12982 062019

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)        Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management  Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)         Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date:  June 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: June 18, 2019

VANGUARD TRUSTEES’ EQUITY FUND

BY:	/s/ THOMAS J. HIGGINS*

THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 18, 2019

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018; see file Number 33-32216, Incorporated by Reference.